PSMC 2021-3 Trust ABS-15G

Exhibit 99.10

TPR Firm:	EdgeMAC	Date Submitted:	9/1/2021
Client Name:	AIG	Report:	Exception Report - Loan
Client Project:	PSMC 2021-3	Loans in report:	94

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Servicer Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
9/1/2021	XXX	XXX	945542361	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 04/15/2021 Received Electronic Delivery reflecting Appraisal emailed to borrower XXX

2) Missing the following required Federal and/or State Disclosures: Escrow Account Waiver Disclosure.
COMMENTS: 05/10/2021 Received Signed Agreement for Waiver of Loan Escrows.

3) Missing signed and dated escrow waiver form. Taxes and insurance were waived.
COMMENTS: 05/10/2021 - Received signed and dated escrow waiver form

4) Missing current paystub for XXX. The paystub provided with an end date of XXX expired. Note date XXX
COMMENTS: 05/10/2021 - Received current paystub dated XXX

5) Missing documentation to support borrower's ownership interest (if any) in XXX (XXX) versus XXX (XXX).  The 2018 and 2019 personal 1040 returns reflect XXX on schedule "E" supported with 2018 and 2019 1065 Tax returns and K1 statements.  However, the paystub and W2 statements from 2018/2019 are from XXX which is not reflected on the borrower's personal tax returns.  LOE in file states borrower is XXX% owner of XXXX.  Missing most recent two years business tax returns, all schedules and K1's for XXX.  Subject to recalculation of earnings and debt ratio upon receipt.
COMMENTS: 05/10/2021 - Received signed and dated 2018/2019 1120 for XXX

6) Missing copy of the 2018 W2 from XXX.   The 2018 IRS transcript only was provided.
COMMENTS: 04/26/2021 - Received 2018 W2

7) Missing copy of the 2019 IRS W2 transcript from XXX.   The 2018 IRS transcript only was provided.
COMMENTS: 04/26/2021 - Received 2019 W2 Transcript

8) Missing copy of signed and dated 2019 1040 personal tax return.  Unsigned/undated copy provided.
COMMENTS: 05/10/2021 - Received pre-consummation signed and dated 2019 tax returns

9) Missing copy of subordination agreement from XXX BANK to XXX reflecting the correct new loan amount of $XXX. // UPDATED // 05/12/2021 - Subordination verbiage not to exceed the maximum amount of $XXX as the subject loan of $XXX is less than the maximum is accepted. However, the terms of any existing subordinate financing must be fully disclosed. Provide a copy of the Note for the subordination lien.
COMMENTS: 05/13/2021 - Received HELOC Note // - // 05/12/2021 - subordination verbiage “not to exceed the maximum amount of $XXX” as the subject loan of $XXX is less than the maximum is accepted. However, the terms of any existing subordinate financing must be fully disclosed. Provide a copy of the Note for the subordination lien.

10) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/17/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception /XXX 2. High credit score 766 for borrower	4/13/2021	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	493170739	XXX	XXX	1) Missing Grant Deed for this transaction to confirm Vesting on Mortgage in file.
COMMENTS: 03/01/2021 Received Warranty Deed and confirmed Vesting and Legal.

2) The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 05/05/2021 Received Signed Lender Explanation that CD ws from Title and not delivered to borrower.

//UPDATE:  02/24/2021 Received Initial and Final CD's, however, they do not explain the CD in file missing key data elements.  This may be from the Settlement Agent, however, NEED Lender's Signed Explanation as to who issued the CD, for what reason and most specifically that it was NOT provided to the borrower(s).

3) Missing payment history for the subject loan. Loan has aged > 15 days since first payment date of XXX as reflected on the Note.
COMMENTS: 02/25/2021 Received payment history

4) Loans purchased more than 90 calendar days after closing (Mortgage Note date to purchase date) require an Appraisal Update Form 1004D/XXX Form 442) or a new appraisal (XXX Form 1004/XXX
								COMMENTS: 03/16/2021 Received 1004D recertifiying value			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 9/XXX 2. High credit score 802/692 for borrower/co-borrower 3. Low LTV of 59.00%	2/10/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	304900392	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: NY Application Disclosure and NY Hazard Insurance Notice/NY Limitation on Excess Hazard Insurance Disclosure.
COMMENTS: 03/24/2021 Received Lender's email that required Disclosures reflect language within other disclosures to cover requirements.

2) Missing a verbal VOE within 10 business days prior to the Note Date for the borrower.
COMMENTS: 06/10/2021 - Received VVOE dated within 10 days of Note date

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/25/2021 Received payment history reflecting next due XXX

4) Loan is aged > 60 days from the note date. Missing letter of explanation from the seller addressing the reason for the aged loan.
COMMENTS: 03/25/2021 Received LOE

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history for XXXX
COMMENTS: 07/22/2021 - Received payment history to support XXX thru XXX payment

6) Missing updated HOI policy. The HOI policy in file expired XXX Renewal policy required
COMMENTS: 07/22/2021 - Received updated HOI policy	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX under the Negative Amortization section on page four, none of the options are marked. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting at least one of the options marked.
									COMMENTS: 07/21/2021 Received PC CD dated XXX with box marked for does not have negative amortization. Although PC CD fails for TRID delivery, can be considered under TILA date of discovery.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 11/XXX 2. High credit score 785 for borrower/co-borrower 3. Low DTI of 19.97%	3/12/2021	Primary Residence	NY	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	599453881	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Loan Estimate dated XXX as reflected on Disclosure Tracking Summary and Change of Circumstance in file.
COMMENTS: 02/25/2021 Received LE dated XXX

2) Missing the following required Federal and/or State Disclosures:  Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 02/25/2021 Received Screen Shot reflecting Appraisal provied to borrower XXX

3) Missing the following required Federal and/or State Disclosures:  NY Affidavit of Compliance/Smoke Alarm, NY Application Disclosure, NY Escrow Account Disclosure AKA NY Real Property Insurance Escrow Account Disclosure, NY Hazard Insurance Notice/NY Limitation on Excess Hazard Insurance Disclosure, NY Interest Rate Disclosure,  NY Lock-In Agreement (only ones in file are for Float Agreement) Needs to be Signed and NY Notice of Expiration of Lock-In Agreement/Loan Commitment.
COMMENTS: 05/17/2021 Received Loan Commitment with Insurance Language in paragraph 5 and Interest Rate Disclosure data.

//UPDATE:  03/09/2021 STILL MISSING NY Hazard Insurance Notice/NY Limitation on Excess Hazard Insurance Disclosure and NY Interest Rate Disclosure (Prior to Lock).

4) Missing evidence in file that an OFAC was performed to ensure compliance with Section 326 of the USA Patriot Act.
COMMENTS: 03/03/2021 Received OFAC on the fraud report

5) Missing IRS tax transcript for 2019 and 2018.
COMMENTS: 03/01/2021 - Received 2018/2019 tax transcript

6) Missing a verbal VOE within 5 business days prior to the Note Date for XXX with XXX
COMMENTS: 03/01/2021 - Received email VVOE dated XXX

7) Missing payment history for subject loan. Note reflects first payment date of XXX and aged > 15 days of the review date.
COMMENTS: 03/03/2021 Received payment history

8) Missing source of $XXX deposit XXX to XXX account XXX
COMMENTS: 03/01/2021 -  Received source of deposits for $XXX

9) Missing letter from XXX stating that the borrower XXX has XXX% access to all funds in XXX accounts XXX XXX XXX XXX XXX  Access letter in file is for the wrong spouse
COMMENTS: 03/03/2021 Received XXX% access letter

10) Missing complete fraud report.  Fraud report in file is missing the OFAC Report for all participants
COMMENTS: 03/01/2021 - Received XXX Report

11) Missing proof borrower no longer owns XXX.  Property reported as owned by borrower on fraud report  //UPDATE 03/03/2021 Received LOE for departing residence, however missing evidence borrower no longer owns XXX // UPDATED// - 03/29/2021 - Received comment from Seller that the property was owned before that borrowers were born. However, the REO section of the XXX report did not indicate a time line on when the property was purchase or owned. Missing property profile report to support that the borrowers does not own the property
COMMENTS: 04/28/2021 - Received supporting docs // - // 03/29/2021 - Received comment from Seller that the property was owned before that borrowers were born. However, the REO section of the XXX report did not indicate a time line on when the property was purchase or owned. Missing property profile report to support that the borrowers does not own the property // - //  /UPDATE 03/03/2021 Received LOE for departing residence, however missing evidence borrower no longer owns XXX

12) Missing LOE for recent credit inquiries:  XXX XXX, XXX XXX, XXX XXX
COMMENTS: 03/03/2021 Received LOE for inquiries

13) Missing Final Title Policy with correct loan amount  //UPDATE 03/03/2021 Received title however the loan amount is not correct
COMMENTS: 05/14/2021 - Received corrected Final policy // - // //UPDATE 03/03/2021 Received title however the loan amount is not correct

14) Missing copy of government issued ID for the borrower
COMMENTS: 03/03/2021 Received New York State ID

15) Missing letter of explanation for loan presented for review > 45 days from the Note date
COMMENTS: 03/03/2021 Received LOE

16) Loans purchased more than 90 calendar days after closing (Mortgage Note date to purchase date) require an Appraisal Update Form 1004D/XXX Form 442) or a new appraisal (XXX Form 1004/XXX Form 70) supporting the original appraised value.
COMMENTS: 03/24/2021 Received 1004D supporting original appraised value	Compensating factors:

1.  751 credit score:  51 points above program minimum credit score of 700
2.  70% LTV: 10% below 80% program maximum
3.  43.13 months reserves:  37.13 months greater than 6 month program minimum
											4. DTI ratio of 36.36%: 6.64% less than 43% program maximum	2/4/2021	Primary Residence	NY	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	372343769	XXX	XXX	1) Missing 3rd party verification of borrower's self-employment (Schedule "C"). //UPDATE 03/01/2021 Received VVOE however this is not for the schedule C business reflected on the 2019 tax returns.
COMMENTS: 06/10/2021 -3rd party verification not required. Income was not used. Schedule C shows loss and was factored into the DTI // - //UPDATE 03/01/2021 Received VVOE however this is not for the schedule C business reflected on the 2019 tax returns.

2) Missing payment history for subject loan.   The Note dated XXX reflects a first payment date of XXX and is aged > 15 days.
COMMENTS: 03/01/2021 Received payment history

3) Loans purchased more than 90 calendar days after closing (Mortgage Note date to purchase date) require an Appraisal Update Form 1004D/XXX Form 442) or a new appraisal (XXX 1004/XXX Form 70) supporting the original appraised value.
COMMENTS: 03/22/2021 Received 1004D supporting the original value

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/13/2021 - Received transaction history to support XXX to XXX payments were made	Compensating Factors:

1. Credit Score 801 is 101 points greater than 700  program minimum
2. Verified 12 months reserves exceeds 6 mnth program minimum
											3. Excellent 0x30 mortgage repayment history since inception 8/XXX	2/9/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	122132284	XXX	XXX	1) Missing a verbal VOE within 10 business days prior to the Note Date for borrower.
COMMENTS: 04/10/2021 - Received VVOE for each of the borrowers dated prior to the date of consummation

2) Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower.
COMMENTS: 04/10/2021 - Received VVOE for each of the borrowers dated prior to the date of consummation

3) Missing written VOE from the co-borrowers employer (XXX) regarding earnings difference between the YTD paystub dated to XXX = $XXX/ XXX = $XXX and the 2019 W2 total of $XXX = $XXX per month. Missing explanation regarding any non-earnings/reduced earnings period and if co-borrower has returned to work at original salary rate.  Subject to recalculation of debt ratio upon receipt.
COMMENTS: 04/26/2021 - Received supporting docs

4) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 04/28/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 3/XXX 2. High credit score 789/804 for borrower/co-borrower 3. Low DTI of 18.143	3/16/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	973695410	XXX	XXX	1) Missing copy of the two months most recent asset statements fromXXX 401k/SEP as reflected on the 1003.
COMMENTS: 03/29/2021 - Received 3 months 401k stmt

2) Missing Verbal VOE  within 10 days of closing for borrower's employment with XXX
COMMENTS: 03/29/2021 - Received WVOE dated XXX

3) Missing current credit report. Credit report in file dated XXX has expired.  Subject to re-calculation of debt ratio upon receipt.// UPDATED // 04/19/2021 - Received updated credit report without updated credit score. Missing updated credit report with updated credit score.
COMMENTS: 04/22/2021 - Credit report did not expired at time of closing // - // 04/19/2021 - Received updated credit report without updated credit score. Missing updated credit report with updated credit score.

4) Missing documentation to support minimum reserve requirement of $XXX (subject XXX x $XXX + XXXX x $XXX) has been met.
COMMENTS: 04/21/2021 - Received XXX 401K statements with Terms of Withdraw

5) Missing evidence of when the XXX XXX XXX and XXX payments were made to XXX account ending XXXX to support no late payments in last 24 months is met. Credit report last rates to XXX and the demand reflects next due for XXX
COMMENTS: Received updated credit report with last payment date of XXX

6) Missing evidence of when the XXX XXX XXX and XXX payments were made to XXX account ending XXX to support no late payments in last 24 months is met. Credit report last rates to XXX // UPDATED // 4/19/2021 - Received updated credit report that reflected XXX date of XXX Missing evidence XXXX account ending in XXX XXX payment have been made.
COMMENTS: 06/13/2021 - Received updated credit report to support all payments were made // - // 4/19/2021 - Received updated credit report that reflected XXX XXX date of XXX Missing evidence XXX account ending in XXX XXX payment have been made.

7) Missing documentation to support the 2nd lien HELOC with XXX account ending XXX has had no additional money draws since its inception on XXX  Loan qualified under rate/term refinance. HELOC originated at time of subject purchase (XXX). Missing evidence full draw taken at time of purchase and no additional draws occurred since inception, per guidelines. // UPDATED // 04/19/2021 - Received updated credit report. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination to support that the HELOC with XXX account ending in XXX has no draws in the last 12 months.// 04/26/2021 - Received seller comment on XXX. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination to support that the HELOC with XXX account ending in XXX has no draws in the last 12 months. Or, a copy of the original CD to support that it is a purchase money 2nd. // UPDATED // 06/13/2021 - Received a copy of the CD. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination to support that the HELOC with XXX account ending in XXX has no draws in the last 12 months to support a R/T Refinance transaction
COMMENTS: 06/14/2021 - Received supporting docs // - // 06/13/2021 - Received a cpy of the CD. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination to support that the HELOC with XXX account ending in XXX has no draws in the last 12 months to support a R/T Refinance transaction  // - // 04/26/2021 - Received seller comment on XXX Missing a transaction history or an expanded rating on the credit report showing the full activity since origination to support that the HELOC with XXX account ending in XXX has no draws in the last 12 months. Or, a copy of the original CD to support that it is a purchase money 2nd. // - // 04/19/2021 - Received updated credit report. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination to support that the HELOC with XXX account ending in XXX has no draws in the last 12 months.

8) Missing pre-consummation VOE from borrowers prior employment with XXX.  Unable to determine if employment gap is met.
COMMENTS: 04/19/2021 - Received prior VOE for XXX support no gap in employment

9) Missing signed LOE regarding discrepancy between borrower's prior employment reflected on the 1003 with XXX (XXX to XXX) and XXX (XXX to XXX) versus the 2018 tax returns reflecting wage income for the borrower from XXX. and XXX.  Employment record on the tax return does do not match time frames on the 1003.  Unable to determine if employment gap is met.
COMMENTS: 04/19/2021 - Received prior VOE for XXX and XXX to support no gap in employment

10) Missing 2018 W2 from XXX.// UPDATED // 04/19/2021 - Received 2019 W2 with XXX. Missing 2018 W2 with XXX// UPDATED // 04/26/2021 - Received seller comment regarding that borrower cannot locate his 2018 W2 and that the W2 Transcript is in file. Missing 2018 W2 transcript
COMMENTS: 06/13/2021 - Received 2018 W2 // - // 04/26/2021 - Received seller comment regarding that borrower cannot locate his 2018 W2 and that the W2 Transcript is in file. Missing 2018 W2 transcript // - // 04/19/2021 - Received 2019 W2 with XXX. Missing 2018 W2 with Eisai Inc

11) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 06/27/2021 - Received payment history

12) Missing evidence of when the XXX XXX and XXX payments were made to XXX account ending XXX to support no late payments in last 24 months is met. Credit report last rates to XXX and the demand does not reflect a next due date.// UPDATED // 04/19/2021 - Received updated credit report that reflected XXX date of XXX Missing evidence XXX account ending in XXX XXX payment have been made.
								COMMENTS: 06/13/2021 - Received updated creidt report to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 9/XXX 2. High credit score 780/768 for borrower/co-borrower 3. Low DTI of 23.81%	3/23/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	542060807	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: PA Application Disclosure AKA Fee Disclosure and PA Notice Regarding Refund ability of Fees.
COMMENTS: 04/29/2021 Received multi Disclosure document reflecting the non-refund ability of fees.

2) Missing additional asset statements to cover minimum reserve requirement of $XXX. Total verified assets of $XXX (deposit monies $XXX + ck/sav $XXX + XXX% retirement funds $XXX) less total funds into transaction$XXX = net reserves $XXX.  Required reserves totaling $XXX (subject XXX months x $XXX = $XXX + XXX months XXX property (XXX) versus net reserves $XXX = shortage of $<XXX>.
COMMENTS: 07/02/2021 - Sufficient assets to satisfy reserves and closing costs

3) Loan is aged > 60 days from the note date. Missing payment/disbursement history and letter of explanation from the seller addressing the reason for the aged loan.
COMMENTS: 04/21/2021 - Received transaction history to evidence XXX XXX and XXX XXX payment were made. Also, a letter was provided

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 04/21/2021 - Received transaction history to evidence XXX XXX and XXX XXX payment were made.

5) Missing terms of withdrawal for XXX - XXX  Corporation.  Subject to re-calculation of eligible assets/reserves upon receipt.
COMMENTS: 05/03/2021 - Recevied Terms of Withdrawal for XXX and XXX

6) Missing copy of the signed 'rent free' letter for the borrower's current residence at XXX.  Per lender LOE, borrower's moved into this residence until the subject property construction was complete.  Missing letter from property owner, relationship to borrower(s) and monthly rent payments, if any.// UPDATED // 05/03/2021 - Received seller comment that they dont have a signed LOE regarding living rent free. Missing documentation to support that the borrower is living rent free at XXX.
COMMENTS: 07/02/2021 - Received supporting docs // - // 05/03/2021 - Received seller comment that they dont have a signed LOE regarding living rent free. Missing documentation to support that the borrower is living rent free at XXX.

7) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. June payment
COMMENTS: 7/7/21: Rec'd history reflecting payments from XXX through XXX	1) Missing most recent asset statement prior to the date of the Note for the following entities: XXX XXX XXX - XXXX XXX both statements are dated to XXX and are expired. Subject to re-calculation of assets/reserves upon receipt.// UPDATED // 05/03/2021 - Received a copy of the Terms of Withdrawal. Missing updated asset statement prior to the date of the Note for the following entities: XXX XXX XXX - XXX. both statements are dated to XXX and are expired.
										COMMENTS: 07/02/2021 - Per Client. Condition is downgraded to EV2 // - // 05/03/2021 - Received a copy of the Terms of Withdrawal. Missing updated asset statement prior to the date of the Note for the following entities: XXX XXX; XXX - XXX. both statements are dated to XXX and are expired.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 768/780 for borrower/co-borrower	3/30/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	990684668	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/17/2021 Received Lender's Wire Instructions

2) The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 03/19/2021 Received Signed explanation CD came from escrow and was not provided to borrower.

3) Missing additional assets to support minimum reserve requirement of $XXX (XXX months subject $XXX + XXX mo. NOO $XXX).  Verified assets from personal accounts of $XXX + biz funds for closing $XXX = $XXX less closing funds $XXX = net reserves of $XXX and short in the amount of $XXX.  Business funds eligible for closing costs only per guidelines (not eligible for reserves). // UPDATED // 03/24/2021 - Received seller comments. The borrowers total verified assets are $XXX which includes $XXX from business account used for closing costs. The XXX account ending in XXX dated XXX reflected an ending balance of $XXX; the XXX account ending in XXX dated XXX reflected an ending balance of $XXX and the XXX account ending in XXX at XXX% of ending balance $XXX equates to $XXX. The required 6 months reserves for subject is $XXX plus 6 months for investment is $XXX equates to total required reserves of $XXX. The borrowers is short $XXX for reserves
COMMENTS: 04/12/2021 - Received supporting docs // - // 03/24/2021 - Received seller comments. The borrowers total verified assets are $XXX which includes $XXX from business account used for closing costs. The XXX account ending in XXX dated XXX reflected an ending balance of $XXX; the XXX account ending in XXX dated XXX reflected an ending balance of $XXX and the XXX account ending in XXX at XXX% of ending balance $XXX equates to $XXX. The borrowers required 6 months reserves for subject at $XXX plus 6 months for investment at $XXX equates to total reserves of $XXX. The borrowers is short $XXX for reserves

4) Missing documentation to support the source of the $XXX deposit on the newly purchased XXX vehicle.  Purchase contract in file dated XXX reflects initial deposit in the amount of $XXX.  Subject to re-calculation of assets/reserves upon receipt.  //UPDATE 03/18/2021 - Received a signed and dated LOE regarding funds and evidence of funds. However, the LOE is signed and dated on XXX which is after the consummation date. Missing signed and dated LOE dated prior to the date of consummation
COMMENTS: 4/3/2021: Documentation shows borrower deposit from account not used in this transaction(own funds). Cleared. ///  03/18/2021 - Received a signed and dated LOE regarding funds and evidence of funds. However, the LOE is signed and dated on XXX which is after the consummation date. Missing signed and dated LOE dated prior to the date of consummation

5) Missing documentation to support the following businesses have been dissolved as they are reported on the borrower's 2018 personal tax returns- if active, missing K1 statements to determine ownership interest:XXX (XXX) - this entity is reflected as the owner for the property at XXX - reflected on the 2019 1040 schedule "E;"XXX. S-Corp XXX;XXX S-Corp XXX.Subject to re-calculation of debt ratio upon receipt.//UPDATE 03/18/2021 - Received business SOS search. The SOS search for XXX. and XXX reflected XXX as the registered XXX and XXX; however, missing documentation to support that the borrower received no distribution earnings for 2019 and 2020. The businesses were reflected on the borrower 2018 personal tax returns  // UPDATE  4/2/2021: Missing documentation to support status of XXX (XXX) as reflected on Statement 2 of borrower's 2018 Federal Tax returns (2018 and 2019 are mixed together).  OR Sect of State shows entity is active and borrower is Registered Agent.  Missing K1 statements or proof entity is dissolved.// UPDATED // 04/10/2021 - Received final K1 for XXX Inc. and XXX Inc. Missing documentation to evidence that XXX (EIN XXX) has been dissolved/// UPDATED 04/19/2021: XXX is a disregarded entity reporting on Schedule "E" - Active.  Missing pre-consummation signed and dated P&L and Balance sheet  ///
COMMENTS: 04/27/2021 - Received signed and dated P&L and Balance Sheet for XXX // - // 04/19/2021: XXX is a disregarded entity reporting on Schedule "E" - Active.  Missing pre-consummation signed and dated P&L and Balance sheet  ///   04/10/2021 - Received final K1 for XXX Inc and XXX Inc. Missing documentation to evidence that XXX (EIN XXX) has been dissolved // - // 4/2/2021: Missing documentation to support status of XXX (XXX) as reflected on Statement 2 of borrower's 2018 Federal Tax returns (2018 and 2019 are mixed together).  OR Sect of State shows entity is active and borrower is Registered Agent.  Missing K1 statements or proof entity is dissolved.  /// 03/18/2021 - Received business SOS search. The SOS search for XXX Inc and XXX reflected XXX as the registered XXX and XXX however, missing documentation to support that the borrower received no distribution earnings for 2019 and 2020. The businesses were reflected on the borro

6) Missing copy of signed and dated tax returns (prior to date of consummation) for the following business entities - all signature pages of the tax returns are blank:XXX - 1120S returns for 2018 and 2019 are unsigned/undated.XXX - 1120S returns for 2018 and 2019 are unsigned/undated.
COMMENTS: 05/01/2021 - Received pre-consummation signed 2018/2019 busienss tax returns for XXX and XXX
7) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 05/05/2021 - Received transaction history to evidence that the XXX was made

8) Missing Lender verbal verification of self-employment prior to the Note Date for XXX
COMMENTS: 05/11/2021 - Received 3rd party VVOE dated XXX for XXX	1) Missing copy of the borrower's signed and dated (Prior to date of consummation) personal tax returns for the 2018 and 2019 tax years.Year 2018 is signed, however not dated.Year 2019 is signed and dated on 2/8/2021 which is the date of consummation and does not meet guideline requirement.
										COMMENTS: Client elected to waive - Loan closed on XXX and transcripts are in file dated XXX Still QM compliant.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 772/782 for borrower/co-borrower 3. Low LTV of 57.41%	3/10/2021	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	495373312	XXX	XXX	1) Document not properly executed or dated: The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 05/12/2021 Received Signed explanation that CD was from Title and not delivered to borrower.

2) Missing current mortgage rating within 30 days of closing payment XXX for the 1st with XXX XXX and 2nd XXX XXX
COMMENTS: 05/22/2021 - Received support doc. Also, bank statement in file support november payments

3) Missing evidence of sale proceeds being received and deposited by borrower into personal account or into transaction.  Borrower is short to close $XXX and short reserves of $XXX.  Subject to recalculation of assets.
COMMENTS: 04/28/2021 - Received HUD Proof of Sale to support net proceeds

4) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 05/12/2021 Received Seller's CD

5) Missing satisfactory letter of explanation and documentation for monthly payments made to XXX as indicated on bank statements.  Tax returns indicate alimony payments paid however the file does not contain a copy of a property settlement agreement to determine if there is an ongoing liability for alimony or child support.  The Borrower states XXX with XXX dependents on his application however tax returns do not indicate any dependents claimed.// UPDATED // 04/30/2021 - Received seller comment. Missing satisfactory letter of explanation and documentation for monthly payments made to XXX as indicated on bank statements and Property Settlement Agreement or full copy of the XXX Decree
COMMENTS: 05/22/2021 - Received XXX decree // - // 04/30/2021 - Received seller comment. Missing satisfactory letter of explanation and documentation for monthly payments made to XXX as indicated on bank statements and Property Settlement Agreement or full copy of the XXX Decree

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 03/16/2021 Received evidence of XXX and XXX - next due XXX			Compensating Factors: 1. Fico score 750 is 30 points greater than minimum program guidelines 720. 2. DTI 31.07% is 11.9% less than program guidelines 43%	2/23/2021	Primary Residence	CT	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	691547011	XXX	XXX	1) Assets are verified but are not sufficient to satisfy minimum reserve requirement. Verified assets of $XXX from XXX XXX dated to XXX less funds to close of $XXX = net $XXX in reserves. Subject property PITIA $ x XXX months = $XXX vs $XXX = $<XXX> shortage.
COMMENTS: 06/13/2021 - Received additional asset statements to support sufficient reserves requirement

2) Missing documentation to support when the XXX XXX and XXX mortgage payments to XXX XXX were made.  Credit report rates to XXX  Mortgage statement shows XXX payment made and due for XXX  Demand statement shows due for the XXX payment.  Unable to determine if mortgage delinquency has been met.
COMMENTS: 04/26/2021 - Soft pull credit report support payment history.

3) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: Cleared			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 8/XXX 2. High credit score 784 for borrower	4/6/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	818710072	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 04/20/2021 Received screen shot reflecting Appraisal provided to borrower XXX

2) This loan failed TRID timing of disclosures.  Missing proof Non-Borrowing Spouse received a Closing Disclosure at least 3 days prior to Consummation.
COMMENTS: 05/20/2021 Loan funded XXX and CD dated XXX was signed by non-borrower.  Non-Borrower received CD at least 3 days prior to funding date.

//UPDATE:  05/14/2021 There is no Cure for this condition if you do not have proof the Non-borrowing Spouse received a CD at least 3 days piror to Consummation.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 04/26/2021 - Received transaction history to support XXX payment made. Document was uploaded to XXX

4) Loan is aged > 60 days from the note date a letter of explanation from the seller addressing the reason for the aged loan is required.
								COMMENTS: 04/26/2021 - Received letter from Seller. Document was uploaded to XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 8/XXX 2. High credit score 809 for borrower 3. Low LTV of 65.42%	4/14/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	870006628	XXX	XXX	1) Missing evidence of the hazard and HOA obligation for property located at XXX. Subject to re-calculation of DTI upon receipt. /// UPDATED 7/15/2021: Received LOE and documentation supporting property address does not belong to borrower, however, missing corrected/final signed 1003 evidencing property not listed as owned by the borrower.
COMMENTS: 7/27/21: Documentation provided to show inaccurate recording of primary residence obligation against this property. Documentation provided to support not owned by borrower.  Cleared.  ///  7/15/2021:  Received LOE and documentation supporting property address does not belong to borrower, however, missing corrected/final signed 1003 evidencing property not listed as owned by the borrower.

2) Missing evidence of the tax and hazard obligation for property located at XXX.  Subject to re-calculation of debt ratio upon receipt. // UPDATED // 07/01/2021 - Received property tax. Missing evidence of monthly insurance obligation   ///   UPDATED 7/15/2021: Received tax and HOA information.  Still missing evidence of hazard insurance for XXX.
COMMENTS: 7/27/21:  Documtation provided to support borr vested on title, not obligated to any mortgage items.  Cleared  //    UPDATED 7/15/2021: Received tax and HOA information.  Still missing evidence of hazard insurance for XXX. ///   07/01/2021 - Received property tax. Missing evidence of monthly insurance obligation

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 07/01/2021 - Received payment history

4) Missing the following required Federal and/or State Disclosures:  IL Borrower Information Document and IL Description of Underwriting Criteria and Required Documentation, and Illinois Certificate of Compliance/Exemption.
COMMENTS: 07/06/2021 Received knowledge Lender is a division of a Federally chartered bank and therefore exepmt from State Disclosures exept the already provided IL Cert of Exemption.

//UPDATE:  07/02/2021 Received a Cert of Exemption, however, STILL MISSING IL Borrower Information Document and IL Description of Underwriting Criteria

5) Missing additional/updated asset statements to support minimum reserve requirement. Assets verified in the amount of $XXX. Minimum reserves required $XXX (XXX months subject $XXX) + XXX months for 2 investment properties ($XXX) resulting in reserves shortage of $XXX.   ///   UPDATED 7/15/21: Received LOE referencing XXX acct ending XXX  Statement not provided. XXX account ending XXX provided at time of initial review.  Please provide most recent two months of XXX acct ending XXX   ///   UPDATED 7/27/21: Received duplicate condition.  The LOE references XXX account XXX but no copies of this statement were provided.  Is this an error as the XXX account in file is ending XXX only.
COMMENTS: 8/2/21: Asset documentation received.  Cleared.  ///  7/27/21: Received duplicate condition.  The LOE references XXX account XXX but no copies of this statement were provided.  Is this an error as the XXX account in file is ending XXX only.  ///  7/15/21: Received LOE referenceing XXX acct ending XXX  Statement not provided. XXX account ending XXX provided at time of initial review.  Please provide most recent two months of XXX acct ending XXX

6) Missing updated hazard/homeowners insurance policy. Current policy reflects expiration date of 7/15/2021 versus 60 days coverage requirement prior to date of purchase.
COMMENTS: 7/7/21: Renewal received.

7) Missing signed letter of explanation and source of the following large deposits into borrower's XX account ending XXX $XXX on XXX Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.
COMMENTS: 7/15/21: Documentation to support deposit received. Cleared.	1) Missing a verbal VOE within 10 business days prior to the Note Date for borrower's business with XXX/XXX and XXX. Internet search provided is dated XXX and is outside the 10 day window.
										COMMENTS: 8/5/21: Received confirmation allowing internet search. /// 8/4/21: Exception request submitted.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/XXX 2. High credit score 750 for borrower 3. Low LTV of 46.80%	6/15/2021	Primary Residence	IL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	207074802	XXX	XXX	1) Initial Uniform Residential Loan Application (1003) signed and dated by Loan Originator is missing from the file. Unable to determine actual Application Date to ensure all early disclosures were issued within 3 business days of application date. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 04/24/2021 Received Verification of Application Date and Lender's certification that LO on Application is no longer with the Company and therefore unable to obtain their signature on Initial Application.

2) The Purchase Money Mortgage is missing the legal description attached as Schedule A.  Purchase Money Mortgage in file dated XXX reflects "See attached Schedule A" on Page 2, however, Schedule A is missing.  Need full copy of Purchase Money Mortgage inclusive of Schedule A legal description and any riders.
COMMENTS: 03/12/2021 Received full copy of Recorded purchase Money Mortgage inclusive of Legal Description.

3) The loan contains errors within one or more TRID disclosure.  There is a Changed Circumstance Detail Information in file dated XXX that reflects a Closing Disclosure date of XXX however, there is no corresponding Closing Disclosure in file.
COMMENTS: 03/14/2021 Received CD dated XXX

4) Missing monthly obligations for property taxes, insurance and HOA (if applicable) on XXX
COMMENTS: 03/30/2021 - Received mortgage stmt to evidence that the tax and insurance are impounds. In addition, XXX and XXX show no evidence of HOA

5) Missing source of Earnest Money Deposit in the amount of $XXX and $XXX and evidence of transfer to the closing agent.
COMMENTS: 03/30/2021 - Received sources of EMD

6) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the primary borrower
COMMENTS: 03/30/2021 - Received supporting docs

7) Missing signed P&L Statement and Balance sheet from XXX through XXX. Loan is subject to income and DTI re-calculations // UPDATED // 03/30/2020 - Received signed P&L. Missing signed and dated Balance Sheet // 04/28/2021 - Received a signed letter from the borrower regarding not having business bank statements. Missing pre-consummation signed and dated Balance Sheet  //  UPDATED 5/29/2021: Unsigned copy of Balance sheet acceptable - Missing copy of Balance Sheet for year 2020.
COMMENTS: 06/14/2021 - Signed LOE from borrower indicating 0 balance sheet // - // 06/13/2021 - File have been escalated for an exception review. // - // 5/29/2021: Unsigned copy of Balance sheet acceptable - Missing copy of Balance Sheet for year 2020.   ///  04/28/2021 - Received a signed letter from the borrower regarding not having business bank statements. Missing pre-consummation signe and dated Balance Sheet // - // 03/30/2020 - Received signed P&L. Missing signed and dated Balance Sheet

8) Missing signed LOE from co-borrower regarding gap of employment. Prior job with XXX employment dates from XXX to XXX and XXX XXX to XXX  The current job with XXX reflects Hire date of XXX.  Missing explanation for employment gap from XXX to XXX
COMMENTS: 03/30/2021 - Received signed gap of employment LOE

9) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 04/22/2021 - Received evidence that XX and XXX payment have been made

10) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. XXX and XXXX payment
COMMENTS: 06/15/2021 - Received transaction history to support June payment	Compensating Factors:

1. Excellent mortgage history 0x30 since inception 05/XXX
2. 774 credit score. 74 points above program minimum credit score of 700
											3. 35.28% DTI. 7.72% below program maximum DTI of 43%	2/12/2021	Primary Residence	NJ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	417287824	XXX	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 05/11/2021 Received full copy of Deed of Trust inclusive of Legal Description.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/11/2021 Received Wire Instructions

3) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 05/11/2021 Received Lender's report reflecting eConsent on XXX

4) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 05/11/2021 Received Privacy Policy

5) Missing signed lease agreement for property: XXX // UPDATED // 05/17/2021 - Received mortgage statement, HELOC Agreement and HOA dues. Missing signed lease agreement for property: XXX
COMMENTS: 05/17/2021 - Received signed lease agreement // - // 05/17/2021 - Received mortgage statement, HELOC Agreement and HOA dues. Missing signed lease agreement for property: XXX

6) Missing fully executed recorded Subordination Agreement for the HELOC 2nd.  The copy in the file is missing the date on page 1 and the signature page for the borrower is blank.
COMMENTS: 05/11/2021 - Received fully executed subordination agreement

7) Missing subject HELOC account history to evidence no draws of greater than $XXX in the last 12 months.// UPDATED // 05/11/2021 - Received HELOC agreement. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination is required to show $0 funds were pulled from the HELOC.
COMMENTS: 05/13/2021 - Received supporting docs // - // 05/11/2021 - Received HELOC agreement. Missing a transaction history or an expanded rating on the credit report showing the full activity since origination is required to show $0 funds were pulled from the HELOC.

8) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 5/20/21: History received. Pmnt made XXX Cleared.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 3/XXX 2. High credit score 787 for borrower	4/30/2021	Primary Residence	DC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	198656744	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/11/2021 Received Bailee Letter inclusive of Wire Instructions.

2) This loan failed TRID zero fee tolerance.  Appraisal Fee increased on Loan Estimate's dated XXX XXX and XXX all without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 03/11/2021 Received all 3 COCs.  Entered into CE and received a Pass result for all Tolerance Testing.

3) Missing verification of XXX within 30 calendar days prior to the Note Date.  XXX
COMMENTS: 3/18/21: Rec'd lender verification of self employment.  Cleared  ///  03/12/2021 - Received SOS search for XXX. Missing verification of XXX within 30 calendar days prior to the Note Date.  XXX

4) Missing verification of self-employment within 30 calendar days prior to the Note Date: XXX
COMMENTS: 03/12/2021 - Received SOS search for XXX

5) Missing verification of XXX within 30 calendar days prior to the Note Date. XXX
COMMENTS: 3/18/21: Rec'd copy of lender verification XXX(XXX).  Cleared.   ///   03/12/2021 - Received SOS search for XXX. Missing verification of XXXwithin 30 calendar days prior to the Note Date. XXX
6) Missing verification of XXX within 30 calendar days prior to the Note Date. XXX
COMMENTS: 3/18/21: Rec'd lender verification of self employmen (XXX - XXX). Cleared  ///  03/12/2021 - Received SOS search for XXX. Missing verification of XXX within 30 calendar days prior to the Note Date. XXX
7) Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX  //UPDATE 03/19/2021 - Received copy of Sect of State filing - missing lender's verification of XXX for XXXXXX// UPDATED // 03/27/2021 - Received SOS Business search dated XXX Missing Lender verification of XXX dated prior to the date of consummation for XXX // UPDATED // 04/01/2021 - Received SOS Business search. Missing Lender verification of XXX such as Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact information and is ineligible when provided by the borrower(s). All verification must be dated prior to the date of consummation // UPDATED //  04/18/2021  Received SOS Search dated XXX for XXX; Open Corporates searches dated XXX and Internet search dated XXX Missing Lender verification of XXX for XXX dated before the Note date. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact information and is ineligible when provided by the borrower(s)
COMMENTS: 05/05/2021 - Received business transaction history to evidence business earnings deposits for XXX // - // 04/18/2021 – Received SOS Search dated XXX for XXX; Open Corporates searches dated XXX and Internet search dated XXX Missing Lender verification of XXX for XXX dated before the Note date. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX; Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length thi

8) Missing verification of XXX within 30 calendar days prior to the Note Date for XXX
COMMENTS: 3/18/21: Rec'd copy of Sect of State filing and lender's verification of XXX Cleared.

9) Missing additional asset statement from XXX account ending XXX  One statement reflecting end date of XXX was provided and does not meet minimum 2 month guideline requirement.
COMMENTS: 03/15/2021 - Received supporting docs

10) The re-calculated debt ratio of XXX% exceeds the 43.00% program maximum.  Borrower is partial XXX of XXX businesses.  Income derived from the 2018 and 2019 tax returns.  Unable to consider the 2020 returns as IRS transcripts not available/provided.  Unable to consider income from XXX as newly created in XXX (apartment rental) and not in same line of work as other businesses (XXX). Re-calculated income is $XXX versus lender's qualifying income of $XXX.
COMMENTS: 3/18/21: Rec'd XXX and XXX salaries for borrower - included in calculation.  Cleared////   03/12/2021 - Received correspondence. Missing documentation to support Lender qualifying income of $XXX
11) Missing signed and dated Year - End balance sheet for XXX dba XXX.  //UPDATE 03/19/2021 - Received prior year Balance Sheet. Missing current signed and dated balance sheet // 03/30/2021 - Received prior year Balance Sheet for XXX dba XXX. Missing current signed and dated Year to Date balance sheet for XXX dba XXX
COMMENTS: 04/02/2021 - Prior year balance sheet in file. Loan closed on XXX 1 month balance sheet not required // - // 03/30/2020 - Received prior year Balance Sheet. Missing current signed and dated Year to Date balance sheet // - // 03/19/2021 - Received prior year Balance Sheet. Missing current signed and dated balance sheet // - // 3/18/21:  Received profit & loss statement - still missing signed/dated Balance sheet.  Insufficient to clear ////  03/12/2021 - Received business tax returns Schedule L. Missing signed and dated Year - End balance sheet forXXX dba XXX

12) Missing signed and dated year-end Balance sheet for XXX
COMMENTS: 3/18/21: Rec'd signed/dated P&L. Cleared ///   03/12/2021 - Received business tax returns Schedule L. Missing signed and dated year-end Balance sheet for XXX

13) Missing verification of XXX within 30 calendar days prior to the Note Date for XXX  //UPDATE 03/19/2021 - Received copy of Sect of State filing dated XXX - missing lender's verification of XXX for XXX dated prior to the date of consummation .// UPDATED // 03/30/20201 - Received copy of Sect of State filing dated XXX - missing lender's verification of XXX for XXX dated prior to the date of consummation // 04/03/2021 - Received SOS search dated XXX Missing lender's verification of XXX for XXX dated prior to the date of consummation // UPDATED // 04/12/2021 - Received sos search dated XXX XXX and XXX Also, the internet search provided does not reflect a date. Missing lender's verification ofXXX for XXX  dated prior to the date of consummation // UPDATED // 04/18/2021  Received SOS Search dated XXX for XXX; Open Corporates searches dated XXX and XXX forXXX; and Open Corporates searches for XXX dated XXX Missing Lender verification of XXX for XXX dated before the Note date. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact information and is ineligible when provided by the borrower(s) // UPDATED // 04/19/2021 - Received SOS search for XXX dated XXX and Open Corporates searches dated XXX and XXX which is 1 1/2 months after the Note Date of XXXMissing Lender verification of XXX forXXX dated before the Note date of XXX Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact // UPDATED // 04/30/2020  Received 3rd Party Verification for XXX dated XXX Bizapedia for XXX dated XXX and Bing Search without a date. Missing Lender pre-consummation VVOE for XXX Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact information and is ineligible when provided by the borrower(s). All Lender VVOE must be dated 10 days prior or after the consummation date.
COMMENTS: 05/05/2021 - Received bank transaction to support business earnings deposit for XXX // - //  04/30/2020 – Received 3rd Party Verification forXXXdated XXX Bizapedia for XXX dated XXX and Bing Search without a date. Missing Lender pre-consummation VVOE for XXX. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source, must include contact inform

14) Missing copy of the 2018 IRS tax transcripts for the borrowers personal tax returns.
COMMENTS: 03/17/2021 Received 2018/2019 tax transcripts

15) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/19/2021 - Seller uploaded payment history to XXX to support that XXX payment was made

16) Missing verification of XXX within 30 calendar days prior to the Note Date. XXX //UPDATE 03/19/2021 - Received copy of Sect of State filing dated XXX - missing lender's verification of XXX for XXX dated prior to the date of consummation  // UPDATED // 03/30/20201 - Received copy of Sect of State filing dated XXXX - missing lender's verification of XXX for XXX dated prior to the date of consummation // UPDATED // 04/03/2021 - Received SOS search dated XXX missing lender's verification ofXXX for XXX dated prior to the date of consummation // UPDATED // 04/12/2021 - Received sos search dated prior to the date of consummation; however, the internet search is missing the ran date. Missing lender's verification of XXX for XXX dated prior to the date of consummation // UPDATED // 04/18/2021  Received SOS Search dated XXX for XXX; SOS Search for XXX dated XXX internet search dated XXX; Open Corporates searches dated XXX and XXX for XXX and Open Corporates searches for XXX dated XXX Missing Lender verification of XXX for XXX dated before the Note date. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact information and is ineligible when provided by the borrower(s) // UPDATED // 04/30/2020  Received Yellow Page internet Search without a date, Yelp Internet search for XXXX dated XXX and Open Corporates Search dated XXX Missing Lender pre-consummation VVOE for XXX. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arms length third-party source, must include contact information and is ineligible when provided by the borrower(s). All Lender VVOE must be dated 10 days prior or after the consummation date.
								COMMENTS: 05/13/2021 - Received bank statement forXXXX // - // 04/30/2020 – Received Yellow Page internet Search without a date, Yelp Internet search for XXX dated XXX and Open Corporates Search dated XXX Missing Lender pre-consummation VVOE for XXX. Acceptable documents are evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies XXX); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled) or Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source, must include contact information and is ineli			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 802 for borrower 3. Low LTV of 68.73%	3/9/2021	Primary Residence	AR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	560274775	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/16/2021 Received Wire Instructions

2) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 07/16/2021 Received XXX Report

3) Missing Electronic Consent/eSign Form completed prior to earliest esign event.
COMMENTS: 07/16/2021 Received Lender's report reflecting both borrower's eConsents XXX

4) Missing Privacy Policy.
COMMENTS: 07/16/2021 Received Privacy Policy

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 7/19: Rec'd transaction history - paid XXX XXX			Compensating Factors: 1. 722 credit score: 42 points above program minimum credit score 680. 2. LTV 56%; 24 points less than 80% program maximum.	7/1/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	807444897	XXX	XXX	1) Missing property profile to support the following 2 properties are free and clear from all liens: XXX and XXX. Loan is subject to debts and DTI re-calculations // UPDATED // 04/26/2021 - Received property tax and HOA to support monthly obligation. Missing property profile to support the following 2 properties are free and clear from all liens: XXX and XXX. Loan is subject to debts and DTI re-calculations
COMMENTS: 05/05/2021 -  Received property profile for both properties to support free and clear // - // 04/26/2021 - Received property tax and HOA to support monthly obligation. Missing property profile  to support the following 2 properties are free and clear from all liens: XXXX andXXX. Loan is subject to debts and DTI re-calculations. Document were uploaded to XX

2) Missing monthly obligation for property tax for the following 2 investment properties: XXX and XXX. Loan is subject to debts and DTI re-calculations
COMMENTS: 04/26/2021 - Received property tax obligation for both properties

3) Missing 2018/2019 signed and dated personal tax returns. The provided tax returns are not signed or dated. The signed and dated 2018/2019 personal tax returns must be prior to the date of consummation
COMMENTS: 05/12/2021 - Received pre-consummation signed and dated 2018/2019 personal tax returns

4) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/26/2021 - Received transaction history to support XXX payment was made. Document was uploaded to XXX

5) Missing complete copy of lender's third party fraud tool.  Additional conditions may apply upon receipt.
								COMMENTS: 04/26/2021 - Received Fraud report.				4/19/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	353315765	XXX	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 05/27/2021 Received full copy of Recorded Deed of Trust inclusive of Legal Description and Rider.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/24/2021 Received Wire Instructions

3) Missing lease agreement(s) for  the following properties:  (1) XXX;  (2)  XXX.   Subject to re-calculation of debt ratio upon receipt.// UPDATED // UPDATED - 05/26/2021  Received updated 1008, 1003 and DU. The updated 1003 reflected that the rental income for XXX have been removed. However, the updated 1003 reflected that the lender used rental income of $XXX at XXX. Missing signed lease agreement for investment property located at XXX
COMMENTS: 06/01/2021 - Received signed lease agreement for XXX // - // UPDATED - 05/26/2021 – Received updated 1008, 1003 and DU. The updated 1003 reflected that the rental income for XXX have been removed. However, the updated 1003 reflected that the lender used rental income of $XXX at XXX. Missing signed lease agreement for investment property located at XXX
4) Missing copy of pre-consummation signed and dated 1120S for tax year 2018 for: XXX.  Copy provided is not signed or dated.
COMMENTS: 05/26/2021 - Received pre-consummation signed and dated 2018

5) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 05/26/2021 - Received transaction history to support XXX payment was made

6) Missing copy of pre-consummation signed and dated YTD 2020 and 2021 P&L and Balance sheet for: XXXX.   Copies of P&L provided are signed, but not dated.  Balance Sheet not provided. // UPDATED // 04/28/2021 - Received signed and dated 2020 and 2021 P&L Statement for XXX. Missing pre-consummation signed and dated 2020 and 2021 Balance Sheet for XXX // UPDATED // -05/26/2021 - 05/26/2021  Received unsigned and undated 2020 and YTD Balance Sheet for XXX. Missing pre-consummation signed and dated 2020 and YTD Balance Sheet for XXX.
COMMENTS: 5/29/21: Client clarification received - unsigned P&L and balance sheet acceptable. Cleared.

7) Missing copy of pre-consummation signed and dated YTD 2020 and 2021 P&L and Balance sheet for: XXXX.   Copies of P&L provided are signed, but not dated.  Balance Sheet not provided. // UPDATED // 04/28/2021 - Received signed and dated 2020 and 2021 P&L Statement for XXX. Missing pre-consummation signed and dated 2020 and 2021 Balance Sheet for XXX // UPDATED // 05/26/2021  Received unsigned and undated 2020 and YTD Balance Sheet for XXX. Missing pre-consummation signed and dated 2020 and YTD Balance Sheet for XXX.
COMMENTS: 5/29/21: Client clarification received - unsigned P&L and balance sheet acceptable. Cleared.

8) The transaction is a two close construction permanent loan. The file does not contain the construction contract between the borrowers and builder as required by section 2.04-B-c of the jumbo guide. No self builds allowed. // UPDATED // 06/27/2021 - Received LOE. Provide evidence that the loan being paid off with XXX had modified to the permanent phase of their construction loan and that XXX is paying off permanent phase.
COMMENTS: 06/29/2021 - Per Client, sufficient documentation in file // - // 06/27/2021 - Received LOE. Provide evidence that the loan being paid off with XXX had modified to the permanent phase of their construction loan and that XXX is paying off permanent phase.

9) Missing a copy of the Construction loan Note, CD and draw history // UPDATED // 06/22/2021 - Received CD and pay history. Missing a copy of the Construction Loan Note
COMMENTS: 06/29/2021 - Per Client. Sufficient documentation provided // - // 06/22/2021 - Received CD and pay history. Missing a copy of the Construction Loan Note

10) Missing a copy of the construction loan payment history for the previous 12 months
COMMENTS: 06/22/2021 - Received pay history

11) Missing a copy of the 2019 tax transcript
COMMENTS: 06/03/2021 - Received 2019 transcript

12) Missing a copy of the updated HOI policy. HOI policy expired XXX Renewal policy required
COMMENTS: 06/09/2021 - Received renewal policy

13) Missing a copy of the final Certificate of Occupancy
COMMENTS: 06/24/2021 - Received Certificate of Occupancy on XXX // - // 6/14/21: Certificate of Occupancy not received.

14) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. XXX payment
COMMENTS: 06/27/2021 - Cleared	Compensating Factors:

1. 768 credit score. 68 points above program minimum credit score of 700
2. 69.80% LTV. 10.20% below program maximum LTV of 80%
											3. 40.27% DTI. 2.73% below program maximum DTI of 43%	4/13/2021	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	934055798	XXX	XXX	1) Missing adequate homeowners insurance coverage. Policy does not contain replacement costs. HOI dwelling coverage is for $XXX, loan amount is for $XXX.
COMMENTS: 05/12/2021 - Received RCE to support sufficient coverage amount

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 04/26/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/XXX 2. High credit score 785/801 for borrower/co-borrower 3. Low DTI of 22.07%	4/12/2021	Primary Residence	NJ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	782764832	XXX	XXX	1) Missing proof of taxes for land located at XXX and XXX. Loan is subject to debts and DTI re-calculation
COMMENTS: 06/24/2021 - Received supporting docs

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. // UPDATED // 06/24/2021 - Received mortgage stmt. Loan aged >15 days from First Payment Date.  Please provide current subject payment history. XXX payment
COMMENTS: 06/28/2021 - Received XXX payment // - // 06/24/2021 - Received mortgage stmt. Loan aged >15 days from First Payment Date.  Please provide current subject payment history. XXX payment

3) Lender to provide Notice of Right to Cancel.  The Notice of Right to Cancel is required on all primary residence, refinance transactions and document is missing from the file.
COMMENTS: 07/09/2021 Received further documentation regarding New Advances and determine that transaction falls within the RTC Exemption for refinancing with same Lender.

//UPDATE:  07/02/2021 Regulation is very specific to if the "Amount Financed" exceeds the unpaid principal balance of loan being refinanced.  In this case, new loans "Amount Financed" is $XXX and the Unpaid Principal Balance of loan being refinanced is $XXX.  Notice of Right to Cancel is required.

//UPDATE:  06/30/2021 Received explanation of RTC Exemption for refi with same lender, however, New Loan Balance ($XXX) Exceeds the current Principal Balance ($XXX) according to the Demand in file and required a Notice of Right to Cancel for the new transaction.

4) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 06/22/2021 Received Lender's XXX Report.

5) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/23/2021 Received email to borrower reflecting Appraisal attached

6) Missing the following required Federal and/or State Disclosures:Homeownership Counseling Notice in file is dated XXX which is outside the 3 day disclosure requirement.  Need Proof Homeownership Counseling Notice was issued within 3 business days of application date of XXX
COMMENTS: 06/29/2021 Received Housing Counseling List dated XXX

7) This loan failed TRID zero fee tolerance: The Discount Points increased to $XXX per the XXX Closing Disclosure with no valid Change of Circumstance, resulting in the following violation: Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 06/29/2021 Received notification from Lender that Lock was extended on XXX which was the Valid COC.  Confirmed on Lock Confirmation in file.  Entered into CE and received a Pass result for all Tolerance Testing.

//UPDATE:  06/25/2021 Received CD with Cover Letter to borrower, however, STILL MISSING Valid Change of Circumstance for changes made.

//UPDATE:  06/23/2021 Received Notification from Lender that the COC was disclosed on XXX however, File is Missing a COC dated XXX or XXX  Need actual COC that was disclosed for Lock Extension.

8) Missing documentation to support 0x30x12 for the borrowers prior residence located atXXX // UPDATED // 06/24/2021 - Received seller comment. Missing documentation to support that the borrowers is living rent free at XXX
COMMENTS: 7/14/21: Letter received. Cleared ///   06/24/2021 - Received seller comment. Missing documentation to support that hte borrower is living rent free at XXX
9) Missing 2 additional asset statement withXXX to support 3 years minimum continuance for Pension Distribution. If the retirement income distribution was recently established. A letter from the Account Custodian indicating the amount, frequency and start date of the distribution is required. // UPDATED // 06/24/2021 - Received Automatic Withdrawal Details. Missing 2 additional asset statement with XXX to support 3 years minimum continuance for Pension Distribution. If the retirement income distribution was recently established. A letter from the Account Custodian indicating the amount, frequency and start date of the distribution is required.
COMMENTS: 06/29/2021 - Received 4 months of asset statements with XXX // - // 06/24/2021 - Received Automatic Withdrawal Details. Missing 2 additional asset statement with XXX to support 3 years minimum continuance for Pension Distribution. If the retirement income distribution was recently established. A letter from the Account Custodian indicating the amount, frequency and start date of the distribution is required.

10) The transaction is a two close construction permanent loan. The file does not contain the construction contract between the borrowers and builder as required by section 2.04-B-c of the jumbo guide. No self builds allowed.
COMMENTS: 06/24/2021 - Received construction contract

11) Missing a copy of the final Certificate of Occupancy
COMMENTS: 06/24/2021 - Received supporting docs

12) Missing a copy of the Construction loan payment history for the previous 12 months
COMMENTS: 06/24/2021 - Received payment history.

13) Missing a copy of the Construction contract, construction loan Note, CD and draw history. // UPDATED // 06/24/2021 - Received construction contract. Missing Construction Loan Note, CD and draw history
COMMENTS: 06/28/2021 - Received construction Note and CD // - // 06/24/2021 - Received construction contract. Missing Construction Loan Note, CD and draw history

14) Missing a copy of the updated final 1003 to reflect 2 years employment history. The primary borrower pension distribution started in XXX and social security income started in XXX In addition, the co-borrower retirement pension started in XXX
COMMENTS: 06/28/2021 - Received updated final 1003

15) Missing documentation to support the primary borrower pension distribution income usage. The current Distribution letter in file is more than what was used by the Lender. Justification for using the income must be provided to warrant the usage.
								COMMENTS: 06/24/2021 - Received supporting docs through XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 10/XXX 2. High credit score 712/792 for borrower/co-borrower 3. Low LTV of 58.95%	6/3/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	263846403	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/19/2021 Received Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Privacy Policy and Electronic Consent\ eSign Form completed prior to earliest esign event.
COMMENTS: 04/19/2021 Received eConsent dated XXX and Privacy Policy

3) Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements.
COMMENTS: 04/27/2021 - Received attorney opinion letter

4) Missing VOM and 12 months cancelled checks for the private party lien with XXX.  Bank statements provided from XXX XXX support payments for XXX through XXX, and XXX to XXX only. Missing XXX thru XXX, XXX, and XXX. Rating not to exceed 0x30x12. // UPDATED // 04/27/2021 - Received transaction history to support that XXX, XXX, XXX, XXX and XXX payments were made to XXX. In addition, a signed letter to confirm that there is not an official/written forbearance agreement. Missing documentation to support that the XXX thru XXX and XXX were paid or forgiven.
COMMENTS: 05/12/2021 - Received CPA Letter indicating that all payments are up to date. 04/27/2021 - Received transaction history to support that XXX, XXX, XXX, XXX and XXX payments were made to XXX. In addition, a signed letter to confirm that there is not an official/written forbearance agreement. Missing documentation to support that the XXX thruXXX and XXX were paid or forgiven.

5) Missing VOM and 12 months cancelled checks, or proof lien paid/released 12 months prior to Note date for private party mortgage with XXX ($XXX) as reflected on preliminary title report. Additional conditions may apply upon receipt.// UPDATED // 04/27/2021 - Received Subordination and Modification Agreement. Missing VOM and 12 months cancelled checks, or proof lien paid/released 12 months prior to Note date for private party mortgage with XXX ($XXX) as reflected on preliminary title report. Additional conditions may apply upon receipt.
COMMENTS: 05/12/2021 - Received supporting docs // - // 04/27/2021 - Received Subordination and Modification Agreement. Missing VOM and 12 months cancelled checks, or proof lien paid/released 12 months prior to Note date for private party mortgage with XXX ($XXX) as reflected on preliminary title report. Additional conditions may apply upon receipt.

6) Missing copy of pre-consummation signed and dated 2018 1040 personal tax return. Copy provided is signed, but not dated. // UPDATED // 04/27/2021 - Received 2019/2018 tax returns. However, the 2018 tax returns is not signed or dated. Missing signed and dated 2018 tax returns prior to the date of consummation
COMMENTS: 05/13/2021 - Received pre-consummation signed and dated 2018 tax returns // - // 04/27/2021 - Received 2019/2018 tax returns. However, the 2018 tax returns is not signed or dated. Missing signed and dated 2018 tax returns prior to the date of consummation

7) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/15/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 6/XXX 2. High credit score 765 for borrower	4/15/2021	Primary Residence	DC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	804914462	XXX	XXX	1) Missing 2019 K-1 and 1120S for XXX.
COMMENTS: 05/12/2021 - Received 2018/2019 business tax returns for XXXX and XXX. Its the same company EIN are same across the board.

2) Missing 2018 K1 & 1120S for XXX
COMMENTS: 05/12/2021 - Received 2018/2019 business tax returns forXXX and Aloha XXX. Its the same company EIN are same across the board.

3) Missing signed/dated YTD Profit & Loss Statement and Balance Sheet for XXX
COMMENTS: 05/12/2021 - Received LOX regarding that XXX and XXX are the same company. The EIN No are the same

4) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/12/2021 Received Wire Instructions

5) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 05/12/2021 Received Privacy Policy

6) Missing close out letter or proof 2nd HELOC has been satisfied and closed.
COMMENTS: 5/20/21: Letter received confirming HELOC paid/closed to future advances.

7) Missing third party verification of borrower's self-employment business, XXX dated within 10 business days of the Note.
COMMENTS: 05/12/2021 - Received sos search for XXX and RE license lookup. Also, LOX indicates that XXX and XXX are the same company

8) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/25/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 8/XXX 2. High credit score 793/806 for borrower/co-borrower	5/5/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	550245027	XXX	XXX	1) Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth byXXX or XXX and any applicable state requirements.
COMMENTS: 05/26/2021 - Received attorney opinion letter

2) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower and proof of method of delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 05/27/2021 Received Borrower Letter.

3) Missing copy of the modification agreement for XXX account ending XXX to ensure guideline eligibility.  Mortgage reflects a deferred balance of $XXX that was included in the payoff of the loan.  Borrowers who have had a loan restructured inclusive of a modification of the original loan are ineligible per guidelines.   /// 5/28/2021: Received partial online payment history information reflecting borrower's ability to resume regular monthly payments; Further stating missed payments to be made up by XXXX  Document does not address the deferred balance of $XXX on the demand statement.// UPDATED // 06/13/2021 - Received signed LOX from borrower regarding forbearance with XXX mortgage. Missing a copy of the fully executed Forbearance Agreement   ///  UPDATED 6/18/2021: Documentation provided does not show when the deferred amount of $XXX was paid. Documentation only shows it was owed with a partial screenshot of intention to pay the $XXX from XXX account ending XXX dated XXXX  Missing documentation to evidence forbearance/deferred amount was fully paid prior to Note date.
COMMENTS: 06/24/2021 - Received supporting docs ///  UPDATED 6/18/2021: Documentation provided does not show when the deferred amount of $XXX was paid. Documentation only shows it was owed with a partial screenshot of intention to pay the $XXX from XXXaccount ending XX dated XXX  Missing documentation to evidence forbearance/deferred amount was fully paid prior to Note date.  ///   06/13/2021 - Received signed LOX from borrower regarding forbearnce with XXX mortgage. Missing a copy of the fully executed Forbearance Agreement // - // /// 5/28/2021: Received partial online payment history information reflecting borrower's ability to resume regular monthly payments; Further stating missed payments to be made up by XXX  Document does not address the deferred balance of $XXX on the demand statement.

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 5/28/21: history received. cleared.

5) Missing documentation to support existing 2nd lien HELOC with XXX XXX has been paid in full with borrower's own funds.   Documentation provided reflects recent draw against HELOC line dated XXX in the amount of $XXX and a statement dated XXX with the full credit line owing of $XXX. A subsequent demand statement dated XXX reflects line is closed and no monies owed.  Unable to determine source of funds used to pay the credit line in full.   Subject to re-calculation of assets/reserves, debt ratio and LTV/CLTV upon receipt.  Additional conditions may apply.  /// UPDATED 5/28/2021:  Received e-mail stating new HELOC obtained and will be subordinating.  No subordinating information was provided for subject transaction.  Draw against former HELOC to pay off deferred balance on XXX account ending XXX also reflected in e-mail. Missing documentation to support Prior HELOC was paid in full, missing copy of new HELOC loan and subordination agreement. Subject to re-calculation of debt ratio and LTV/CLTV upon receipt.
COMMENTS: 06/13/2021 - Received evidence of XXX XXX HELOC Closure // - // 5/28/2021:  Received e-mail stating new HELOC obtained and will be subordinating.  No subordinating information was provided for subject transaction.  Draw against former HELOC to pay off deffered balance on XXX account ending XXX also reflected in e-mail. Missing documentation to support Prior HELOC was paid in full, missing copy of new HELOC loan and subordination agreement. Subject to re-calculation of debt ratio and LTV/CLTV upon receipt.

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. XXX payment
COMMENTS: 06/29/2021 - Received XXX payment	1) This loan failed TRID zero fee tolerance. Lender Credit was removed on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1 This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits($XXX)
COMMENTS: 06/22/2021 Received Signed Lender Attestation athat PC CD & Refund check were sent viaXXX.

//UPDATE:  06/14/2021 Received PC CD, however, MISSING Proof of Method of Delivery of Refund Check and PC CD to borrower.

//UPDATE:  06/02/2021 Received the same copy of refund check.  NEED PC CD reflecting the Tolerance Cure Credit of XXX

									//UPDATE: 05/27/2021 Received a borrower letter and refund check, however, NEED Post Consummation Closing Disclosure reflecting Tolerance Cure and proof of method of delivery of all to borrower.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 4/XXX 2. High credit score 781/767 for borrower/co-borrower 3. Low LTV of 59.32%	5/10/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	669371394	XXX	XXX	1) Missing current paystub. Paystub in file has expired. End date on paystub is XXX Note date XXX
COMMENTS: 05/24/2021 - Received additional paystubs

2) Missing the following required Federal and/or State Disclosures: Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 05/14/2021 Received Lender's Signed Attestation that they sent a copy of the Appraisal to borrower XXX via email.

3) Missing the following required Federal and/or State Disclosures:  SC Attorney/Insurance Preference Checklist.
COMMENTS: 05/14/2021 REceived Choice of Attorney and Insurance Preference Form State of South Carolina.

4) Missing copy of 2018 and 2019 IRS W2 tax transcripts
COMMENTS: 05/18/2021 - Received 2018/2019 personal tax transacript

5) Missing copy of pre-consummation signed and dated 2018 and 2019 1040 personal tax returns.  Copies provided are not signed or dated.  ///  UPDATED 5/20/221: Received signed/dated copy of year 2019 return.  Document reflects signed date of XXX and is dated after date of consummation(XXX) and does not meet QM requirements.  Also missing copy of pre-consummation signed and dated 2018 1040 personal tax return. // UPDATED // 05/24/2021 - Received post-consummation signed and dated 2018/2019 tax returns. Missing pre-consummation signed and dated 2018/2019 tax returns
COMMENTS: 6/1/2021: Tax returns provided reflect signature dates in year 2019 and  not 2021.  Cleared///  05/24/2021 - Received post-consummation signed and dated 2018/2019 tax returns. Missing pre-consummation signed and dated 2018/2019 tax retruns. // - // 5/20/221: Received signed/dated copy of year 2019 return.  Document reflects signed date of 3/26/19 and is dated after date of consummation(2/19/2021) and does not meet QM requirements.  Also missing copy of pre-consummation signed and dated 2018 1040 personal tax return.

6) Missing copy of the final 1008 with corrected loan amount, rate and property type.  ///  UPDATE  5/20/21:  Received 1008 with correct loan amount and rate only.  Still missing property type - section is blank.// UPDATED // 05/24/2021 - Received copy of the 1008 without property type indication. Missing 1008 with property type selection
COMMENTS: 5/29/21: received document. Cleared. // 05/24/2021 - Received copy of the 1008 wihtout property type indication. Missing 1008 with property type selection // - // 5/20/21:  Received 1008 with correct loan amount and rate only.  Still missing property type - section is blank.

7) Missing copy of the final LP Feedback Certificate with corrected loan amount and rate.
COMMENTS: 05/26/2021 - Received LP with correct loan amount and rate

8) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 05/22/2021 - Received transaction history to support XXX payment was made

9) Missing evidence item #11 on title referencing a mechanics lien has been fully satisfied and released.
								COMMENTS: 5/20/21: Title Affidavit received.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 12/XXX 2. High credit score 807 for borrower 3. Low LTV of 50.20%	5/6/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	796014219	XXX	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 3/8/2021 reflects "SEE ATTACHED EXHIBIT A" on Page 3, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 04/30/2021 Received full copy of Deed of Trust inclusive of Legal Description

2) Missing Lender's Wire Instructions for AIG Purchase from Lender.
COMMENTS: 04/30/2021 Received Wire Instructions.

3) Missing the following required Federal and/or State Disclosures:   Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 04/30/2021 Received Lender's proof of eConsent dated XXX

4) Missing the following required Federal and/or State Disclosures:  Privacy Policy
COMMENTS: 04/30/2021 Received Privacy Policy

5) Missing a copy of the XXX or XXX report. Loan is subject to additional conditions upon receipt
COMMENTS: 05/01/2021 - Received XXX report.	Compensating Factors:

1. 21.40% DTI. 21.60% below program maximum DTI of 43%
2. 802 credit score. 102 points above program minimum credti score of 700
											3. 77.551% LTV. 2.449% below program maximum LTV of 80%	4/24/2021	Primary Residence	MD	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	323401426	XXX	XXX	1) Missing Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 05/19/2021 Received recorded Special Warranty Deed and confirmed Vesting.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.***5/20/21 Cleared
COMMENTS: Received payment history - satisfactory.	Compensating Factors:
1. Fico 786 is 106 points greater than minimum 680 program guidelines.
2. DTI 33.1% is 9.9% greater than maximum 43% program guidelines.
											3. 12 months reserves; 6 months > 6 month program minimum	5/11/2021	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	585326999	XXX	XXX	1) This loan failed TRID 10% fee tolerance; The Recording Fee increased on the XXX CD with no valid Change of Circumstance, resulting in the below TRID violation: This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($80.00) exceed the comparable charges ($XXX) by more than 10%.
COMMENTS: 05/01/2021 Received additional CD dated XXX not previously in file.  Entered into CE and received a Pass result for Reimbursement testing.

2) This loan failed TRID zero fee tolerance: The Appraisal Fee and Appraisal Review fees increased on the 03/04/2021 CD with no valid Change of Circumstance, resulting in the below TRID violation: This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.
COMMENTS: 05/01/2021 Received additional CD dated XXX not previously in file.  Entered into CE and received a Pass result for Reimbursement testing.

3) Missing copy of the Closing Disclosure and Draw history for the prior loan with XXX dated XXX Prior transaction was a construction loan per Note provided.  CD and Draw history are required for two-close construction loans, per guidelines.
COMMENTS: 04/30/2021 - Received CD and Draw History

4) Missing a copy of the construction contract. The transaction is a two close construction permanent loan. The file does not contain the construction contract between the borrowers and builder as required by section 2.04-B-c of the jumbo guide. No self builds allowed.
COMMENTS: 5/28/21: Received construction contract - meets two close guideline requirement.

5) Missing CD from lot purchase in XXX. The 1004D reflects lot purchase in XXX. The title commitment reflects a deed transfer in XXX but does not reflect the transfer in XXX. Please provide the CD from lot purchase in XXX to ensure LTV was calculated correctly on the appraised value. (Initial application was taken XXX)
COMMENTS: 5/28/21: Rec'd CD for lot purchase and transfer deed. Cleared.

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/04/2021 - Received pay history on XXX			Compensating Factors: 1. Fico score 771 is 71 points increased than 700 program minimum guidelines 2. LTV 76% is 4% less than 80% maximum program guidelines.	4/26/2021	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	449523706	XXX	XXX	1) Document not properly executed or dated: Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 05/05/2021 Received Lender's Signed explanation that CD was issued by Title.

2) Missing satisfactory VOM for XXX to support 0x30x24
COMMENTS: 05/13/2021 - Received VOM

3) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 5/20/21: History received. Cleared.	1) Missing pre-consummation signed and dated 2018/2019 personal tax returns. All tax returns are required for all non-wage borrowers. // UPDATED // 05/12/2021 - File have been escalated for an exception review.
										COMMENTS: 05/17/2021 - Waived // - // 05/12/2021 - File have been escalated for an exception review.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 766/771 for borrower/co-borrower	4/28/2021	Primary Residence	CT	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	161002055	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 07/02/2021 - Received June payment

2) Missing the following required Federal and/or State Disclosures:  MD Right to Rescind.
COMMENTS: 06/18/2021 Property is a new home and Purchase Contract contains a form of all features in the property so the MD Right to Rescind the purchase contract does not apply.

3) Missing a copy of the XXX and XXX XXX rent payment for former address located at XXX. The documentation in file reflected last payment made was on XXX
COMMENTS: 07/06/2021: Exception approval granted with compensating factors. /// 07/02/2021 - File have been escalated for review - see exception approval condition	1) Exception approval granted for jumbo guidelines require cancelled checks to support rental history when rent is paid to a private landlord. The loan file is missing 2 months cancelled checks to complete the minimum 12 months required. The landlord confirmed a satisfactory 3-year rental history.Compensating Factors:LTV of XXX% is less than the 80% maximum allowed per guidelinesCredit score of XXX exceeds the minimum score of 700 required per guidelinesDTI of XXX% is less than the 43% maximum allowed per guidelinesCash reserves of XXX months exceed the 6 months minimum required per guidelinesThe borrower has XXX years satisfactory previous mortgage historyBorrower has been on his job with current employer for XXX years and co-borrower has been on her job with current employer for XXX years
										COMMENTS: 07/06/2021: Exception approval granted with compensating factors.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception 1/XXX 2. High credit score 797/796 for borrower/co-borrower 3. Low DTI of 18.79%	6/1/2021	Primary Residence	MD	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	285649731	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/05/2021 Received Baille Letter inclusive of Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Privacy Policy and VA Disclosure of Terms of Mortgage Application (may be incorporated in the Financing Agreement/Lock In Agreement) and VA Lock-In Agreement.
COMMENTS: 05/05/2021 VA First Mtg Loan App Disclosure in file is sufficient to cover all VA Disclosure requirements.

//UPDATE:  05/04/2021 Only received the Privacy Policy.  STILL MISSING VA Disclosure of Terms of Mortgage Application (may be incorporated in the Financing Agreement/Lock In Agreement) and VA Lock-In Agreement.

3) Missing updated signed/dated YTD profit and loss statement and balance sheet for XXXX (Sched C).  Signed copies in the file expired.
COMMENTS: 05/17/2021 - Received evidence that business closed on XXX

4) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/18/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. LTV 765 is 65 points greater than 700 mimimum program guidelines. 2. LTV 56.94% is 23.1% less than 80% maximum program guidelines.	4/28/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	331102797	XXX	XXX	1) This loan failed TRID zero fee tolerance. Points increased on Loan Estimate dated XXX and Final Inspection Fee added on Closing Disclosure dated XXX both without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 05/26/2021 Received COC and CD not previously in file for addition of Final Inspection Fee.  Point increase was due to Loan Amount actual percentage of points did not change.  Entered all into CE and received a pass result for all tolerance testing.

2) Missing Lender's Wire Instructions for AIG Purchase from Lender.
COMMENTS: 05/26/2021 Received Bailee Letter inclusive of Wire Instructions.

3) Missing minimum of 2 credit scores for XXX.  Credit report dated XXX reflects one valid credit score for the co-borrower. Any loan for which one or more borrowers do not have a at least two valid credit scores are considered "nontraditional" credit loans and ineligible per guidelines.
COMMENTS: 05/26/2021 - Received credit report with all 3 valid score for the co-borrower

4) Missing verification of prior housing history reflecting 0x30x24.  Credit report reflects XXX account ending XXX date range XXX to XXX however, rating only most recent 11 months.  Missing rating from XXX to XXX and VOR from prior residence at XXX for period XXX to XXX as reflected on the 1003.
COMMENTS: 5/29/21: Received documentation showing full mortgage history XXX to XXX and prior residence relocation. Cleared.

5) Missing documentation to support the current monthly amount of alimony support payable by the borrower.  The XXX decree reflects XXX% of all borrower's earnings are payable to x-spouse and the 2019 tax returns reflect alimony paid of $XXX / 12 = $XXX per month and would render the debt ratio ineligible.  Unable to determine current monthly amount owed.  Subject to re-calculation of DTI upon receipt. // UPDATED // 06/07/2021 - Received seller comment regarding XXX decree retirement clause. Missing the retirement clause/verbiage on the 28 pages XXX Decree regarding Alimony payment after retirement
COMMENTS: 06/16/2021 - Received supporting docs // - // 06/07/2021 - Received seller comment regarding XXX decree retirement clause. Missing the retirement clause/verbiage on the 28 pages XXX Decree regarding Alimony payment after retirement

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 5/29/21: history received. Clered.

7) Missing copy of the 1008 to match final loan terms.  Current copy reflects loan amount less than the Note.
COMMENTS: 06/07/2021 - Received updated 1008 with correct loan amount

8) Preliminary title report dated XXX reflects deed restrictions and is ineligible per guidelines.  Unable to determine type of restriction as only the recorded information was provided.
COMMENTS: 6/16/21: Client review-restrictive covenants due to property located in a PUD and backing galfcourse. Allowable restriction. Cleared.

9) Preliminary title report dated XXX item # h reflects Repurchase Option Agreement.  Missing documentation to support affect, if any, on subject property.
COMMENTS: 06/07/2021 - Received special warranty deed

10) Missing transfer deed to support co-borrowers vested name on Mortgage of XXX.  The preliminary title report shows XXX and the Identification documentation provided is in the name of XXX.
COMMENTS: 06/07/2021 - Received supporting docs

11) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. June payment
								COMMENTS: 6/18/21: History received reflecting payments for XXX paid. Cleared.			Compensating Factors: 1. 781 Credit Score. 81 points above program minimum credit score of 700 2. Low LTV of 59%; 21% < 80% program maximum 3. 37.83% DTI. 5.17% below program maximum DTI of 43%	5/11/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	814332182	XXX	XXX	1) This loan failed TRID zero fee tolerance. Escrow Waiver fee added on Closing Disclosure dated XXX without a valid Change of Circumstance resulting in the below TRID tolerance violation,Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 5This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXThis loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX
COMMENTS: 06/17/2021 Received COC dated XXX  Entered into CE and received a Pass result for reimbursement testing.

//UPDATE:  05/27/2021 Received COC dated XXX for the addition of the Escrow Waiver fee, however, Escrow Waiver Fee increased on CD dated XXX without a Valid COC resulting in the below Reimbursement Violation:
This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))
Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/02/2021 Received Bailee Letter inclusive of wire instructions.

3) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 05/27/2021 Received XXX Report.

4) Missing a copy of the insurer RCE. The dwelling total coverage amount of $XXX is insufficient to satisfied the subject loan amount of $XXX, and the appraisal Cost to Rebuild New of $XXX
COMMENTS: 06/07/2021 - Received a copy of RCE

5) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 06/01/2021 - Received transaction history to support XXX payment was made

6) FEMA disaster area declared on XXX Missing a copy of the Post Disaster Area Inspection Report.
COMMENTS: 06/01/2021 - Received borrower property certification with exterior and interior photos

7) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. June payment
COMMENTS: 06/25/2021 - Received payment history

8) Missing updated DU Findings to reflect the final loan amount
COMMENTS: 07/01/2021 - Received final DU	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX there is an escrow waiver fee on page 2, however, this fee is not included under Escrow Waiver section on page 4. Need Post Consummation CD with explanation letter to borrower and proof of method of delivery reflecting escrow waiver fee included on page 4 or escrow waiver fee removed from page 2.
COMMENTS: 05/27/2021 Received PC CD dated XXX reflecting Escrow Waive Fee on page 4.	1) Missing a pre-consummation signed and dated P&L Statement and Balance Sheet forXXX (Schedule C). Section 6.01 of the program guideline required P&L Statement and Balance Sheet for all XXX borrowers regardless of whether a borrower's business income is being considered for qualifying // UPDATED 5/29/21: Unsigned copies of P&L and Balance sheet are acceptable - missing copy of YTD 2020 P&L and Balance Sheet. // UPDATED // 06/03/2021 - Received processor LOX. Per section 6.01 of program guide P&L and Balance sheet are required for all XXX borrowers (Schedule C) regardless of whether a borrowers business income is being considered for qualifying. Missing copy of 2020 and YTD P&L and Balance Sheet
COMMENTS: 06/23/2021 - Downgrade to EG2 per client request // - // 06/22/2021 - File have been escalated for review // - // 06/03/2021 - Received processor LOX. Per section 6.01 of program guide P&L and Balance sheet are required for all XXX borrowers (Schedule C) regardless of whether a borrowers business income is being considered for qualifying. Missing copy of 2020 and YTD P&L and Balance Sheet.// - // 5/29/21: Unsigned copies of P&L and Balance sheet are acceptable - missing copy of YTD 2020 P&L and Balance Sheet.	Compensating Factors:

1. 746 Credit Score. 66 points above program minimum requirement of 680
2. 251 months total reserves. 233 above program minimum reserves requirement of 18 months. 6 months for subject plus 12 months for 2 investment properties
											3. 35.37% DTI. 7.63% below program maximum DTI of 43%	5/14/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG1
9/1/2021	XXX	XXX	139261299	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 05/05/2021 Received Recorded Special Warranty Deed and confirmed Vesting.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/04/2021 Bailee Letter in file with Wire Instructions.

3) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 05/05/2021 Received XXX Report with Pass results.

								4) Missing Verification of Rent for property address XXX covering 3 months.			Compensating Factors: 1. Fico 806 is 126 points greater than 680 mimimum program guidelines. 2. LTV 77.14% is 2.9% less than 80% maximum program guidelines.	4/29/2021	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	819865855	XXX	XXX	1) Missing Verbal VOE prior to loan closing for: XXX // UPDATED // 05/14/2021 - Received internet search for XXX. Missing pre-consummation Lender VVOE for XXX(borrower primary job) // UPDATED // 05/17/2021 - Received SOS search for XX. Missing pre-consummation Lender Verbal VOE for XXX The borrower is a W2 employees.
COMMENTS: 06/13/2021 - Received VOE dated XXX // - // 05/17/2021 - Received SOS search for XXX. Missing pre-consummation Lender Verbal VOE for XXX. The borrower is a W2 employees.  // - // 05/14/2021 - Received internet search for XXX. Missing pre-consummation Lender VVOE for XXX (borrower primary job)

2) Missing signed and dated current YTD Balance Sheet for XXX and XXX XXX XXX.// UPDATED // 05/14/2021 - Received signed, but not dated P&L and Balance sheet. Missing pre-consummation signed and dated P&L and Balance Sheet for XXX Missing signed P&L and Balance Sheet prior to the date of consummation
COMMENTS: 5/29/21: Client guidline clarification received.  Unsigned/dated P&L and balance sheets acceptable.  Cleared. 05/14/2021 - Received signed, but not dated P&L and Balance sheet. Missing pre-consummation signed and dated P&L and Balance Sheet for XXX. Please date the signed P&L and Balance Sheet prior to the date of consummation

3) Missing the date beside the borrower's signature on the P&L  dated XXX and XXX for: XXX.
COMMENTS: 5/29/21: Client guideline clarification received. Unsigned P&L  acceptable. Cleared.

4) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/14/2021 Received Bailee Letter inclusive of Wire Instructions

5) Missing the following required Federal and/or State Disclosures:  FL Lock-In Agreement.
COMMENTS: 05/14/2021 Received FL Rate Lock Agreement

6) Missing proof Non-Borrowing Spouse received a Closing Disclosure at least 3 days prior to Consummation.
COMMENTS: 05/14/2021 Received screen shot Non-Borrower viewed CD dated XXX on XXX

7) Missing updated master condo insurance policy.  The policy in file expires XXX and the loan closed XXX
COMMENTS: 06/13/2021 - Received updated HOA master policy

8) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 06/01/2021 - Received transaction history to support XXX and XXX payments were made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 10/XXX 2. High credit score 749 for borrower 3. Low LTV of 62.82%	5/4/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	311796842	XXX	XXX	1) Missing copy of the pre-consummation signed/dated 2018 1120's for XXX. DTI to be recalculated to ensure guidelines are met. // UPDATED // 07/01/2021 - Received 1pg of the 2018 signed and dated business tax returns. Missing complete 2018 1120s business tax returns with all pages and schedules for XXX
COMMENTS: 7/12/21: Full copy 2018 1120S received. Cleared. ///  07/01/2021 - Received 1pg of the 2018 signed and dated business tax returns. Missing complete 2018 1120s business tax returns with all pages and schedules for XXX
2) Missing tax cert. for XXX.  DTI to be recalculated to ensure guidelines are met.
COMMENTS: 06/07/2021 - Received XXX tax cert

3) Missing copy of current lease agreement for XXX.  Rental income was used to qualify.  Subject to re-calculation of debt ratio upon receipt. // UPDATED // 07/01/2021 - Received signed LOE from borrower regarding no lease agreement. However, 2018/2019 Schedule E indicated 365 days of Fair Rental Days. Missing copy of rents receipt for the past 12 months
COMMENTS: 7/14/21: Rental income removed; received updated 1008/1003. cleared ///   07/01/2021 - Received signed LOE from borrower regarding no lease agreement. However, 2018/2019 Schedule E indicated 365 days of Fair Rental Days. Missing copy of rents receipt for the past 12 months

4) Missing lenders verbal VOE dated within 10 calendar days of the Note date for borrower's XXX with XXX
COMMENTS: 06/27/2021 - Received Lender VVOE

5) Missing lenders verbal VOE dated within 10 calendar days of the Note date for borrower's XXX with XXX
COMMENTS: 06/27/2021 - Received Lender VVOE

6) Missing copy of the pre-consummation signed and dated 2018 and 2019 personal 1040 tax returns by the co-borrower(XXX).  Copies provided are signed/dated by the borrower only(XXX).
COMMENTS: 07/01/2021 - Received supporting docs

7) Missing copies of the YTD 2020 and 2021 P&L Statements and Balance Sheets for borrower's business: XXX.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 07/01/2021 - Received supporting docs

8) Missing copy of the CD/HUD1 and new loan terms for the concurrent refinance for the property at XXX.  Loan application reflects new obligation of $XXX x $XXX.  Missing HUD1 to determine if existing HELOC with XXX account ending XXX was paid/closed.  Subject to re-calculation of debt ratio upon receipt.// UPDATED // 06/07/2021 - Received concurrent CD. Missing a copy of the Note, Taxes, Insurance and HOA (if applicable)
COMMENTS: 06/13/2021 - Received requested docs // - // 06/07/2021 - Received concurrent CD. Missing a copy of the Note, Taxes, Insurance and HOA (if applicable)

9) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/07/2021 - Received payment history to support XXX payment was made			Compensating Factors: 1. Fico 780 is 100 points greater than 680 minimum program guidelines. 2. LTV 60.36% is 19.6% less than 80% maximum program guidelines.	5/25/2021	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	317391501	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 06/07/2021 - Received payment history to XXX payment was made

2) Missing the following required Federal and/or State Disclosures:  Escrow Account Waiver Disclosure (for taxes and homeowners insurance)
COMMENTS: 06/04/2021 Lender utilizes Signed CD with page 4 reflecting partial escrows as borrower's acknowledgment of escrow waiver of escrows other than Flood Insurance.

3) Missing copy of the 2019 K1 statement for XXX (EIN XXX).  Year 2018 was provided, missing copy of year 2019.
								COMMENTS: 06/07/2021 - Received 2019 K1 for XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 4/XXX 2. High credit score 799/767 for borrower/co-borrower 3. Low LTV of 36.59%	5/24/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	446440387	XXX	XXX	1) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 07/12/2021 Received XXX Loan Detail Report with Regulation Testing.

2) Closing Disclosure dated XXX reflects a principal reduction/curtailment in the amount of $XXX.  Principal curtailments are ineligible per guidelines.
COMMENTS: 7/14/21: Curtailment less than 1% of loan amt.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 7/14/21: History received shows paid XXX XXX XXX Cleared

4) Loan approval is subject to satisfactory appraisal review. Missing required appraisal review or documentation per the CDA. file contains original appraisal dated XXX by XXX and a review appraisal dated XXX(cover page) with conflicting information within the review showing effective date of the appraisal report under review of XXX (page 1) and   XXX (page 2).  The review appraisal reflects a signature date of XXX
COMMENTS: 7/16: Corrected documentation received.

5) Missing additional, current asset statement from XXX account ending XXX  Assets were used to qualify (reserves); most recent statement dated XXX exceeds 60 days from the Note date and is expired.    ///   UPDATED 7/16/21:  Removal of the XXX account ending XXX reduces verified assets to $XXX and results in a reserves shortage of $<XXX>.
COMMENTS: 7/20/21:  Statement received.  Cleared ///   7/16/21:  Removal of the XXX account ending XXX reduces verified assets to $XXX and results in a reserves shortage of $<XXX>.

6) Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower's employment with XXX.  Copy provided reflects 'Active' however, there is no date referenced.
								COMMENTS: 7/14/21: documentation received verifying date pulled.			Compensating Factors: 1. 764 credit score; 84 points above program minimum credit score of 680. 2. LTV 59.14%; 20.9% less than 80% program maximum.	7/8/2021	Primary Residence	MS	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
9/1/2021	XXX	XXX	390298517	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: MS Mortgage Origination Agreement.
COMMENTS: 06/26/2021 Further review of regulation revealed it was Repealed as of 07/01/2020

//UPDATE:  06/23/2021 Disagree.  Disclosure is not specific to Broker transactions.  It is specific to anyone "Originating" a loan in MS.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/25/2021 - Received payment history

3) Missing updated hazard/homeowners insurance policy with XXX Bank listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $XXX. Current policy expired on XXX Missing copy of current/active policy. Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 06/25/2021 - Received renewal policy

4) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX.
COMMENTS: 7/19/21: CPA letter received.

5) Missing lender's third party verification of XXX within 10 business days of Note date.   ///  UPDATE: 7/19/21: Received CPA letter, however, missing the lender's own verbal verification of XXX within 10 days of Note date.
COMMENTS: 7/20/21: Rec'd lender VVOE.  Cleared.  ///  7/19/21: Received CPA letter, however, missing the lender's own verbal verification of XXX within 10 days of Note date.

6) Missing copy of the pre-consummation signed and dated 2019 1120S return for XXX.  Copy provided is not signed or dated. // UPDATED // 06/25/2021 - Received unsigned and undated 2019 1120s. Missing copy of the pre-consummation signed and dated 2019 1120S return for XXX.  Copy provided is not signed or dated.
COMMENTS: 06/28/2021 - Received signed and dated 1120s // - // 06/25/2021 - Received unsigned and undated 2019 1120s. Missing copy of the pre-consummation signed and dated 2019 1120S return for XXX.  Copy provided is not signed or dated.

7) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines. FEMA-4595 (Severe Ice Storm) reflects incident begin date of XXX versus appraisal date of XXX // UPDATED // 06/25/2021 - Received seller comment. However, the FEMA declared type is DR not EM. FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines. FEMA-4595 (Severe Ice Storm) reflects incident begin date of XXX versus appraisal date of XXX
COMMENTS: 06/25/2021 - Received seller comment. However, the FEMA declared type is DR not EM. FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines. FEMA-4595 (Severe Ice Storm) reflects incident begin date of XXX versus appraisal date of XXX

8) Missing documentation to support ownership interest and related property expenses for property located at XXX.  The 1003 reflects property as prior owned residence, however not reflected on the Properties Owned grid.  Property profile provided reflects borrower is the current vested owner.  Subject to re-calculation of debt ratio upon receipt. // UPDATED // 06/25/2021 - Received seller email with attached XXX. However, the property profile dated XXX reflected that the borrowers are the current owner of the property. Missing documentation to support ownership interest and related property expenses for property located at XXX.  The 1003 reflects property as prior owned residence, however not reflected on the Properties Owned grid.  Property profile provided reflects borrower is the current vested owner.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 06/28/2021 - Per client. Major Disaster that offer Public Assistance only does not requred a re-inspection // - // 06/25/2021 - Received seller email with attached XXX. However, the property profile dated XXX reflected that the borrowers are the current owner of the property. Missing documentation to support ownership interest and related property expenses for property located at XXX.  The 1003 reflects property as prior owned residence, however not reflected on the Properties Owned grid.  Property profile provided reflects borrower is the current vested owner.  Subject to re-calculation of debt ratio upon receipt.

9) Missing copy of lender's fraud report.
								COMMENTS: 06/25/2021 - Received Fraud Report			Compensating Factors: 1. Fico 716 is 16 points greater than 700 minimum program guidelines. 2. LTV 68.82% is 11.2% less than 80% maximum program guidelines.	6/10/2021	Primary Residence	MS	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
9/1/2021	XXX	XXX	767041031	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 06/25/2021 - Received payment history

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/25/2021 Received Wire Instructions

3) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 06/25/2021 Received Lender's report reflecting borrower's eConsent on XXX

4) Missing the following required Federal and/or State Disclosures:  Privacy Policy and VA Tangible Benefit Worksheet (this was last refinanced in XXX, which is less than 12 months prior)
COMMENTS: 06/28/2021 Received Privacy Policy and VA Tangible Benefit Worksheet.

5) Missing fraud report.
COMMENTS: 06/25/2021 - Received Fraud Report

6) Missing evidence of current E & O Insurance for Appraiser. The appraiser E & O policy in file expired on XXX
COMMENTS: 07/01/2021 - Received upodated E&O

7) The subject property consists of XXX acres and exceeds the guideline maximum of 15 acres rendering the loan ineligible.   ///  7/7/21: Exception request received and submitted for approval.
COMMENTS: 7/9/21: exception approval received - new condition launched for waiver /// 7/7/21: Exception request received - pending approval.	1) Client Exception Approval received for subject property acreage of XXX acres exceeds Jumbo guideline maximum of 15 acres. The appraiser has provided a large acreage comp sale supporting value and marketability. A CDA secondary valuation supports the appraised value.Compensating Factors:1. LTV of XXX% is less than the 80% maximum allowed per guidelines2. Credit score of XXX exceeds the minimum score of 700 required per guidelines3. DTI of XXX% is less than the 43% maximum allowed per guidelines4. Cash reserves of XXX months exceed the 6 months minimum per guidelines5. Borrower has XXX years satisfactory previous mortgage history
										COMMENTS: 7/9/21: Client exception approval with compensating factors.	Compensating Factors: 1. Fico 777 is 77 point greater than 700 minimum program guidelines. 2. DTI of 26.13% is 16.9% less than 43% maximum program guidelines.	6/10/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG1
9/1/2021	XXX	XXX	776113136	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 06/22/2021 - Received transaction history to support XXX were made

2) Missing updated HOI policy. The HOI policy in file expired XXX Renewal policy required
COMMENTS: 06/22/2021 - Received updated HOI policy

3) Missing a signed letter from the co-borrower regarding YTD earnings of $XXX which does not support the bi-weekly salary base of $XXX
								COMMENTS: 06/22/2021 - Received supporting docs			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 9/XXX 2. High credit score 803/752 for borrower/co-borrower 3. 19.863% DTI. 23.137% below program maximum DTI of 43%	6/11/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	146089857	XXX	XXX	1) Missing copy of full Uniform Residential Appraisal Report (URAR), with interior and exterior inspections as required by guidelines. File included a 2055 Exterior-Only inspection.
COMMENTS: 7/14/21: Temporary policy for 2055 Exterior-Only Inspection subject loan locked XXX and meets criteria.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 7/12/21: Rec'd payment history showing XXX XXX paid. cleared.	Compensating Factors:
1. 799 credit score: 79 points above program minimum credit score of 720.
2.  LTV 28.25%; 22% less than 80% program maximum.
3.  No public records
											4. 48 months reserves; 36 months > 12 month guideline minimum	7/8/2021	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
9/1/2021	XXX	XXX	114403666	XXX	XXX	1) Document not properly executed or dated: Closing Disclosures dated and signed xxx are missing Pages 2 and 3 of 5.
COMMENTS: 05/08/2021 Received full copy of CD dated xxx inclusive of pages 2, 3 and 5.

2) This loan failed TRID zero fee tolerance.  Points increased on Closing Disclosure dated xxx without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - xxx - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 05/08/2021 Received Valid COC dated XXX  Entered into CE and received a Pass result for all Tolerance testing.

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/08/2021 Received Lender's Wire Instructions

4) Missing two years signed and dated 1120S and 1065 tax returns for borrower's XXX businesses being used to qualify.
COMMENTS: 05/10/2021 - Received supporting docs

5) Missing third party verification of borrower's XXX for XXX and XXX dated within 10 days of consummation. // UPDATED // 05/10/2021 - Received Lender VVOE and 3rd Party Search dated XXX for XXX Missing pre-consummation 3rd party verification for XXX and XXX  ///  UPDATED 5/20/2021. Rec'd documentation for XXX. Still need VVOE for XXX (XXX).
COMMENTS: 05/28/2021 - Received pre-consummation VVOE for XXX// - // 5/20/21:  UPDATED 5/20/2021. Rec'd documentation for XXX. Still need VVOE for XXX (XXX).  ///  05/10/2021- Received Lender VVOE and 3rd Party Seach dated XXX for XXX. Missing pre-consummation 3rd party verification for XXX and XXX

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/01/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 12/XXX 2. High credit score 787 for borrower 3. Low LTV of 64.84%	4/29/2021	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	227216516	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/07/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Missing the following required Federal and/or State Disclosures:  FL Lock-In Agreement.
								COMMENTS: 05/08/2021 Received Florida Lock-In Agreement			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 8/XXX 2. High credit score 792 for borrower	4/30/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	965875181	XXX	XXX	1) This loan failed TRID zero fee tolerance. Points increased on Closing Disclosure dated XXX without a Valid Change of Circumstance Resulting in the below TRID tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 05/07/2021 Received COC dated XXX  Entered into CE and received a Pass result for all Tolerance testing.

2) Missing explanation or updated final 1003.  Borrower's current residence show prior primary residence which was sold on XXX and subject loan closed on XXX.  Missing information on borrower's current primary residence.***5/20/21 Received rent back agreement on prior home to rent until XXX
COMMENTS: Received rent back agreement from home sold.  Agreement reflects to rent until XXX

3) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/24/221 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Fico 775 is 55 points greater than 720 minimum program guidelines. 2. DTI 24.22% is 8% less than 43% maximum program guidelines.	5/4/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	116924106	XXX	XXX	1) Missing documentation evidencing sale proceeds of $XXX from the departing residence has been deposited to the borrower or directly to escrow. Subject to re-calculation of assets/reserves upon receipt.
COMMENTS: 04/28/2021 - Received evidence of sale proceeds deposited into the borrowers account. The document was uploaded to XXX

2) Borrower is employed by XXX.  XXX (XXX per non-arm's length comment from appraiser) is XXX for XXX (borrower's employer). Missing copy of corporate returns for XXX reflecting percentage of ownership.
COMMENTS: 04/26/2021 - Signed personal tax returns in file and tax transcript. Per QM and XXX guidelines.

3) Missing addendum to purchase contract reflecting correct selling agent.  Purchase contract reflects the borrower as the sales associate with XXX.  whereas the Closing Disclosure reflect XXX.
COMMENTS: 05/12/2021 - Received supporting docs

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 05/07/2021 - Received transaction history to support XXX payment was made	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX reflects an inaccurate NMLS ID number for the Originating Company/Lender. Per the 1003, the correct NMLS ID number is XXX However, the Note, Mortgage and CD all reflect the NMLS ID number as XXX Need Post Consummation Closing Disclosure with accurate NMLS, explanation letter to borrower and proof of method of delivery to borrower. // UPDATED // 04/26/201 All documents reflecting the incorrect NMLS number for Originating Company of XXX will need to be corrected and re-signed.// UPDATED // 04/29/2021 - Please seek own Counsel for advisement on correcting Legal Documents
COMMENTS: 05/08/2021 Received Signed corrected Note, XXX Affidavit for DOT and PC CD dated XXX all correcting Loan Originating Company's NMLS number.

									04/29/2021 - Please seek own Counsel for advisement on correcting Legal Documents // - //UPDATE: 04/26/201 All documents reflecting the incorrect NMLS number for Originating Company of XXX will need to be corrected and re-signed.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 805/782 for borrower/co-borrower 3. Low DTI of 28.51%	4/22/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	533686142	XXX	XXX	1) Missing proof of monthly HOA fee for property located at XXX
COMMENTS: 05/12/2021 - Received HOA statement for XXX

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/12/2021 Received Lender's Wire Instructions

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 05/12/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 1/XXX 2. High credit score 800/781 for borrower/co-borrower	5/6/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	252761554	XXX	XXX	1) Missing final CD/HUD1 for previous home sold XXX to support the Wire into XXX XXX for $XXX from XXX and proof of payoff to XXX and XXX (Home Equity). Copy of the seller CD in the file appears to be a draft and is only showing a payoff of a 1st lien but does not indicate the payee name.
COMMENTS: 05/12/2021 - Received supporting docs

2) Missing third party XXX verification for borrower's XXX business, XXX, dated within 10 business days of the Note date.
								COMMENTS: 05/12/2021 - Received supporting docs			Compensating Factors: 1. Fico 782 is 102 points greater than 680 minimum program guidelines. 2. LTV 70% is 10% less than 80% maximum program guidelines.	5/5/2021	Primary Residence	AL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	275089365	XXX	XXX	1) This loan failed TRID zero fee tolerance. Rate Lock Extension Fee added on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation. Disclosure Tracking summary reflects a document sent, however, no COC in file. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.
COMMENTS: 06/07/2021 Received Valid COC dated XXX  Entered into CE and received a Pass result for Reimbursement Testing.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/01/2021 Received Bailee Letter inclusive of Wire Instructions.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/03/2021 - Received transaction history to support XXX payment was made

4) Missing documentation to support the co-signed obligation as reflected on the 1003 for the borrower.  Missing copy of the co-signed/co-maker Note and proof of last 12 months payments by the primary obligor. // UPDATED // 6/14/2021: Loan application reflects the borrower is obligated/co-signor on another liability (Declarations section question i ).  Missing copy of Note and documentation to support last 12 month payment history has been maintained by the primary obligor.
COMMENTS: 07/23/2021 - Received LOE for borrower and updated 1003. The LOE indicate that the borrower had made a mistake on the declaration regarding co-maker/endorser // - // 6/14/2021: Loan application reflects the borrower is obligated/co-signor on another liability (Declarations section question i ).  Missing copy of Note and documentation to support last 12 month payment history has been maintained by the primary obligor.

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. XXX payment
COMMENTS: 07/23/2021 - Received payment history to support XXX XXX and XXX payment have been made

6) Missing updated HOI policy. The HOI policy in file expired XXX Renewal policy required
COMMENTS: 07/26/2021 - Received renewal policy	1) Missing a verbal VOE within 10 business days prior to the Note Date for the borrower's employment with XXX, and co-borrower'sXXX with XXX.// UPDATED // 06/01/2021 - Received XXX for the primary borrower dated XXX and internet search dated XXX for the co-borrower. Missing Verbal VOE for the primary borrower within 10 business days of the Note Date // UPDATED // 06/14/2021 - Received XXX dated XXX . Missing Lender Verbal VOE for the primary borrower with XXX within 10 business days of the Note Date // UPDATED // 07/23/2021 - Received XX dated XXX for the primary borrower. Missing Lender Verbal Verification of Employment dated within 10 business days of the Note Date
										COMMENTS: 07/23/2021 - Per client request. Post VVOE accepted in conjunction with VVOE dated XXX and downgrade the condition // - // 07/23/2021 - Received XXX dated XXX for the primary borrower. Missing Lender Verbal Verificaton of Employment dated within 10 business days of the Note Date // - // 06/14/2021 - Received XXX dated XXX . Missing Lender Verbal VOE for the primary borrower with XXX within 10 business days of the Note Date // - // 06/01/2021 - Received XXX for the primary borrower dated XXX and internet search dated XXX for the co-borrower. Missing Verbal VOE for the primary borrower within 10 business days of the Note Date	Compensating Factors: 1. Fico 745 is 25 points greater than 720 minimum program guidelines. 2. LTV 66.30% is 13.7% less than 80% maximum program guidelines.	5/14/2021	Primary Residence	DC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	201715636	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/22/2021 Received Signed Acknowledgement of Receipt of Appraisal Report

2) Missing the following required Federal and/or State Disclosures: MN Notice of Right to Discontinue Escrow.
COMMENTS: 06/22/2021 Received Notice of Right to Discountinue Escrow.

3) Missing a copy of the 2020 Balance Sheet for the borrower 2 Schedule C Investment Income // UPDATED // 06/22/2021 - Received seller comment. However, signed and dated Balance Sheet was provided. Missing a copy of the 2020 Balance Sheet for the borrower 2 Schedule C Investment Income // UPDATED // 06/25/2021 - File will be escalated for review when all outstanding conditions are addressed
COMMENTS: 7/15/21: Sch C for 1099 earnings - balance sheet  provided.  Cleared  ///  06/25/2021 - File will be escalated for review when all outstanding conditions are addressed // - // 06/22/2021 - Received seller comment. However, signed and dated Balance Sheet was provided. Missing a copy of the 2020 Balance Sheet for the borrower 2 Schedule C Investment Income

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/22/2021 - Received transaction history to support XXX payment were made

5) Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements.
COMMENTS: 06/22/2021 - Received attorney's opinion letter

6) Missing copy of Trust or Trustee's Cert which specifies that only one of the Trustees has authorization to encumber the property as only one Trustee signed the Note.
COMMENTS: //UPDATE 06/23/2021: Received Trust Cert and Trust; however, based on both documents' language, the Non-Borrowing Spouse needs to sign the Note as a Trustee with re-opened rescission, due to the following: 1. The Trust defines "Trustee" as both borrower and non-borrowing spouse collectively, which impacts Article 13.A and 13.B.2. authorization to encumber property. 2. Trust Cert Item #5 states number of Trustees required to act under Trust is Two.3. Article 14.C.2 of Trust states when two Trustees are acting, only actions taken or instruments executed by both of the Trustees shall be effective.

7) Missing updated HOI policy. The HOI policy in file expired XXX Renewal policy required
COMMENTS: 06/25/2021 - Received renewal policy

8) Missing documentation to support that the lien with XXX reflected on the title report have been released.
COMMENTS: 06/22/2021 - Received final title without lien in question

9) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the borrower 2nd Schedule C
COMMENTS: 06/22/2021 - Received evidence of business

10) Missing a copy of the Lender VVOE for the borrower 2nd Schedule C business dated prior to the Note date
COMMENTS: 06/22/2021 - Received VVOE	1) The Notice of Right to Cancel was not completed properly: The property is held in Trust; the Notice of Right to Cancel was not acknowledged by the Co-Trustees as Trustees, only as Individuals. Need new rescission period extended with proof of receipt, acknowledged by the co-Trustees as Trustees. The new rescission period is for three business days not including Sundays and Holidays from date of Co-Trustees' receipt.
									COMMENTS: 07/13/2021 Received re-opened Notice of Right to Cancels accurately Signed Individually and as Trustees and accurately administered.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/XXX 2. High credit score 770 for borrower	6/10/2021	Primary Residence	MN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	501584575	XXX	XXX	1) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Loan Estimate dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 05/03/2021 Received Lender's Change explanation for increase in Appraisal fee.  Entered into CE and received a Pass result for all tolerance testing.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/28/2021 Received Wire Instructions

3) Missing copy of pre-consummation VOE for borrower's prior employment with XXX to complete full 24 month employment history.  Unable to determination if any gaps in employment.
COMMENTS: 05/01/2021 - Received VVOE to support no Gap in employment

4) Missing copy of lender's verification of borrower's identity per Fraud Alert reflected on credit report dated XXX // UPDATED // 05/03/2021 - Received SSN Check for each of the borrowers. Missing a signed LOE for the borrowers regarding that they are aware of the Fraud Activity on their credit report; and that they will proceed with the loan application process.
								COMMENTS: 05/05/2021 - Received supporting docs // - // 05/03/2021 - Received SSN Check for each of the borrowers. Missing a signed LOE for the borrowers regarding that they are aware of the Fraud Activity on their credit report; and that they will proceed with the loan application process.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 11/XXX 2. High credit score 781/789 for borrower/co-borrower 3. Low LTV of 64.71%	4/26/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	314305949	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Proof Non-Borrowing Spouse received a Closing Disclosure at least 3 days prior to Consummation.
COMMENTS: 05/12/2021 Received copy of Initial CD signed by Non-Borrower on XXX

//UPDATE:  05/04/2021 Received full copy of CD dated XXX and it is signed by Non-Borrower a day before it is dated on XXX  Need Lender's Attestation explaining how the Non-Borrower signed the CD a day prior to it's issuance date.

//UPDATE:  04/30/2021 Received only page 5 of CD appearing to be signed by Non-Borrower on XXX however, earliest dated CD in file is XXX  Need full copy of 5 page CD signed by Non-Borrower and Borrower as it appears we do not have a CD dated XXX

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/30/2021 Received Wire Instructions

3) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 05/03/2021 Received Fee Details Form reflecting Federal and State Compliance Testing results.

4) Missing copy of pre-consummation signed and dated copy of the 2019 personal 1040 tax return.  Copy provided is not signed or dated.
COMMENTS: 05/01/2021 - Received signed 2019 tax returns dated before the Note date

5) Missing documentation to support the refinance or sale of the property at XXX.  Credit report supplement dated XXX shows mortgage to XXX XXX was paid in full (owing balance was $XXX).  Missing Refinance HUD1 or Sale HUD1 or source of funds used to pay the loan in full.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 05/03/2021 - Received supporting credit supplement to support that XXX was refinance to XXX
6) The credit supplement dated XXX reflected a mortgage late 1x30x12 in XXX. Borrowers with late mortgage payments in the 12 months prior to date of application are ineligible for purchase.
COMMENTS: 05/14/2021 - Received updated credit supplement to confirmed no lates

7) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/17/2021 - Received document that XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/XXX 2. High credit score 791 for borrower	4/29/2021	Primary Residence	CT	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	893866742	XXX	XXX	1) The initial 1003 signed by the LO is not on file.
COMMENTS: 7/19: Signed initial 1003 received.

2) Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 07/20/2021 Received Signed explanation that CD's were from title and not issued to the borrower.

//UPDATE:  07/15/2021 NEED Actual Lender's Signed Attestation stating the facts as reflected in Notes of this condition.  Please provide a Lender's Signed Attestation that the CD's were from title and not provided to borrower.

//UPDATE:  07/13/2021 Recevied another CD missing XXX.  This new CD reflects a Closing Date of XXX and the prior one received reflects a Closing Date of XXX  NEED Lender's Signed Attestation that both of the CD's were issued by Title and were NOT provided to the borrower(s).

3) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 07/13/2021 Received Signed Acknowledgement of Receipt of Appraisal Report.

4) Missing Escrow Account Waiver Disclosure.
COMMENTS: 07/13/2021 Lender relies on Final Signed CD reflecting "No" Escrows as borrower's agreement of waiver.

5) Missing VOR and cancelled checks (if private owner) for previous address XXX (at that location for 3 years).   Missing VOR and cancelled checks (if private owner) for previous address XXX (at that location for 1 year and 3 months).   Missing clarification where borrower was residing prior moving back to subject XXX.     /// UPDATED 7/15/21: Received VOR XXX.;   STILL MISSING: (1) Received VOR XXX - private party requires cancelled checks - missing xld checks for XXX XXX and XXX.  (2) Missing LOE from borrower regarding when they moved back into the subject property (Purch date XXX).    ///  UPDTED 7/15/21 (2ND REVIEW)   LOE received residence property - still missing cancelled checks for XXX/XXX/XXX for Private Party VOR on XXX.
COMMENTS: 08/04/2021 - Received copies of canceled checks // - // UPDTED 7/15/21 (2ND REVIEW)   LOE received residence property - still missing cancelled checks for XXX for Private Party VOR on XXX.  ///   7/15/21: Received VOR XXX;   STILL MISSING: (1) Received VOR XXX - private party requires cancelled checks - missing xld ckecks for XXX, XXX and XXX.  (2) Missing LOE from borrower regarding when they moved back into the subject property (Purch date XXX).

6) Missing commute letter.  Borrower's employer located in Washington, DC and subject property located in XXX, PA.   Distance is XXX miles, XXX hours and XXX minutes approx.
COMMENTS: 7/15/21: LOE received. Cleared.

7) Missing HOA bill $XXX per month for XXX.
COMMENTS: 7/15/21: HOA documentation received. Cleared.

8) Missing evidence of Hazard insurance for property at XXX.  Mortgage statement reflects no impounds.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 7/15/21:  Haz policy received. Cleared.

9) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 08/05/2021 - Received payment history			Compensating Factors: 1. 782 credit score: 102 points above program minimum credit scroe of 680. 2. 74% LTV; 6% less than 80% program maximum.	6/29/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	251185510	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/08/2021 Received Lender's Wire Instructions

2) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 05/19/2021 Received eConsent dated XXX

3) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/28/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Fico 807 is 87 points greater than 720 minmum program guidelines. 2. Borrower has $2.4m in reserves	5/3/2021	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	183679153	XXX	XXX	1) Missing final CD to document sale of previous primary residence, XXX to show evidence of payoff of existing XXX lien. Departing residence housing expenses not included in DTI calculation.
COMMENTS: 05/12/2021 - Received Attorney Statement to reflect the sale of departing residence

2) Document not properly executed or dated:  Missing signed Lender's explanation for incomplete Closing Disclosures in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 05/18/2021 Received Signed explanation that CD was uploaded in error and were from Title.

//UPDATE:  05/14/2021 Yes, that is the CD we are speaking of, however, we need a Signed Lender's Attestation that the CD was issued by Title and was Not provided to the borrower(s).

//Update:  05/14/2021 XXX does not receive your shipping package.  PLEASE upload a Lender's Signed Attestation that the CD was from Title and not disclosed to Borrower(s).

3) Missing documentation on the  forbearance for the XXX mortgage loan and evidence the borrowers have exited the forbearance and that the borrowers were not in repayment or loss mitigation program. // UPDATED // 05/11/2021 - Received LOX from borrower regarding unable to obtained forbearance documentation. Condition will be re-review upon receipt of final CD to show evidence of payoff to XXX Lien
COMMENTS: 05/12/2021 - Received Attorney Statement to support the payoff to XXX Lien // - // 05/11/2021 - Received LOX from borrower regarding unable to obtained forbearance documentation. Condition will be re-review upon receipt of final CD to show evidence of payoff to XXX Lien

4) The recalculated DTI of XXX% exceeds maximum of 43% allowed.  The difference is primarily due to the rental property XXX.  It appears the lender used $XXX in rental income, however, there is no lease agreement in file, nor do the tax returns reflect 24 months history of receiving rent for this property.
COMMENTS: 05/13/2021 - Received documents to re-calculated debts

5) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/24/2021 - Received payment history through XXX to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 4/XXX 2. High credit score 778/762 for borrower/co-borrower	5/4/2021	Primary Residence	CT	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	907471850	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/14/2021 Received Wire Instructions

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 7/15: received history paid XXX XXX

3) Missing updated hazard/homeowners insurance policy with XXX Bank listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $XXX (Replacement coverage amount). Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation.
								COMMENTS: 07/21/2021 - Received updated HOI policy and RCE			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 2/XXX 2. High credit score 797/766 for borrower/co-borrower 3. 19.653% DTI. 23.347% below program maximum DTI of 43%	7/9/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	527998686	XXX	XXX	1) Missing final signed 1003 for the co-borrower.. Co-borrower signed and dated final 1003 but co-borrower's information was not included.
COMMENTS: 06/24/2021 - Received supporting docs

2) Missing the following required Federal and/or State Disclosures:  Missing signed Lender's explanation for incomplete Closing Disclosures in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 06/23/2021 Received Signed explanation that CDs were printed in error.

3) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 06/22/2021 Received XXX Report

4) Missing the following required Federal and/or State Disclosures:  TX Notice of Penalties for Making False or Misleading Statement (it is a purchase of a primary residence)
COMMENTS: 06/23/2021 Received Signed TX Mortgage Fraud Notice which containes false or misleading language.

5) Missing copy of the asset statement evidencing the sale proceeds of $XXX were deposited into borrower's bank account. Subject to re-calculation of assets/reserves upon receipt.
COMMENTS: 06/24/2021 - Received supporting docs

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/24/2021 - Received XXX payment			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 9/XXX 2. High credit score 755/791 for borrower/co-borrower	6/10/2021	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	379430297	XXX	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 3/29/2021 reflects "SEE ATTACHED EXHIBIT A" on Page 3, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 06/02/2021 Received full copy of Recorded Deed of Trust inclusive of Legal Description.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/03/2021 - Received transaction history to support XXX payment was made

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/03/2021 Received Wire Instructions

4) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 06/03/2021 Received Lender Report reflecting both borrower's eConsents on XXX

5) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 06/03/2021 Received Privacy Policy	1) Missing copy of the YTD Profit and Loss statement for Schedule C income from XXX.
COMMENTS: 06/08/2021 - Exception Approved // 06/07/2021 - File have been escalated for exception review.

2) Missing copy of the YTD Balance Sheet for Schedule C income from XXX
COMMENTS: 06/08/2021 - Exception Approved // 06/07/2021 - File have been escalated for an exception review

3) Loan amount of $XXX exceeds guideline maximum of $1,000,000.00 for First Time Home Buyer. // UPDATED // 06/03/2021 - Received exception request. File will be escalated for an exception review when the 2 last conditions on file are addressed.
										COMMENTS: 06/08/2021 - Exception Approved // 06/03/2021 - Received exception request. File will be escalated for an exception review when the 2 last conditions on file are addressed.	Compensating Factors: 1. High credit score 809/787 for borrower/co-borrower 2. Significant reserves of 171 months 3. Low LTV of 63.68%	5/21/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	474214071	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 06/13/2021 - Received transaction history to support XXX payment was made

2) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form in file is dated XXX for Co-borrower, XXX, however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 06/14/2021 Received XXX eSign Certification reflecting both borrwower's eConsents on XXX and XXX

3) Appears we are Missing Initial Application to establish compliance with delivery of initial disclosures, dated XXX
COMMENTS: 06/14/2021 Received copy of Loan Application dated XXX

4) Missing 24 months rental rating as the borrowers are first time homebuyers.
COMMENTS: 06/14/2021 - Received supporting docs for housing history

5) Missing evidence of first month distribution for $XXX.
COMMENTS: 06/11/2021 - Received distribution check

6) Missing a copy of government issued IDs for both borrowers.
COMMENTS: 06/14/2021 - Received DL for each of the borrowers

7) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. June payment
								COMMENTS: 06/15/2021 - Received transaction history with XXX payment made			Compensating Factors: 1. High credit score 812/812 for borrower/co-borrower 2. Low LTV of 62.79%	5/26/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	180185699	XXX	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/22/2021 Bailee Letter with Wire Instructions located in file.

2) Missing source of large deposits in the amount of $XXX on XXX and $XXX on XXX reflected on the borrower XXX account ending in XXX Loan is subject to assets and reserve re-calculations
COMMENTS: 06/27/2021 - Received supporting docs

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/27/2021 - Received payment history

4) Missing a copy of the most recent two years 1040 transcript for the borrower. // UPDATED // 06/27/2021 - Received seller comment. Per Jumbo underwriting guide. Most recent two years 1040 transcript are required for each borrowers regardless of income type,  ///  UPDATED 7/15/21: Tax transcripts reflect Schedule "C" earnings.  Per guidelines, regardless if income is being considered for qualifying, signed dated individual tax returns with all applicable tax schedules for the most recent two years are required.
COMMENTS: 7/21/21:  Returns received.  Cleared.   ///  7/15/21: Tax transcrips reflect Schedule "C" earnings.  Per guidelines, regardless if income is being considered for qualifying, signed dated individual tax returns with all applicable tax schedules for the most recent two years are required.   ///   06/27/2021 - Received seller comment. Per Jumbo underwriting guide. Most recent two years 1040 transcript are required for each borrowers regardless of income type,

5) Missing a copy of the loan XXX report or XXX report
COMMENTS: 06/27/2021 - Received Fraud report	Compensating Factors:

1. 784 Credit Score. 84 points above program mnimum Credit Score of 700
2. 41 months total reserves. 29 months above program minimum reserves requirement of 12 months. 6 months for subject and 6 months for 1 additional property
											3. 37.62% DTI. 5.38% below program maximum DTI of 43%	6/9/2021	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	731484638	XXX	XXX	1) Missing taxes, insurance and HOA for XXX. Mortgage statement does not reflect impounds and DTI to be recalculated to ensure within guidelines. // UPDATED // 05/14/2021 - Received tax and insurance obligations. Missing monthly hoa dues.
COMMENTS: 05/17/2021 - Received signed letter from the borrower indicating No HOA dues // - // 05/14/2021 -  Received tax and insurance obligations. Missing monthly hoa dues.

2) Missing VOR  or cancelled checks and/or supporting bank statements for the property located at XXX, and XXX to cover 24 months housing rating. // UPDATED // 05/13/2021 - Received 15 months mortgage rating history for prior 2 residence. However, the final signed 1003 reflected prior residence located at XXX is a rented not owned. Missing updated final 1003 to reflect the correct residence status.
COMMENTS: 5/28/21: Received documentaiton to support full 24 month history.  Cleared //  05/13/2021 - Received 15 months mortgage rating history for prior 2 residence. However, the final signed 1003 reflected prior residence located at XXX is a rented not owned. Missing updated final 1003 to reflect the correct residence status.

3) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 05/13/2021 Received XXX Report reflecting a TILA Violation, however, it appears they added into finance charges a $XXX portion of Title Closing fee that Seller Paid.  There is no TILA Violation on loan.

4) Missing complete copy of the pre-consummation signed and dated 2019 1040 personal tax returns.  The 2nd page/signature page is missing.// UPDATED // 05/14/2021 - Received signed, but not dated 2019 tax returns. Missing pre-consummation signed and dated 2019 tax returns.
COMMENTS: 5/28/20: received signed/dated return. Cleared  ///  05/14/2021 - Received signed, but not dated 2019 tax returns. Missing pre-consummation signed and dated 2019 tax returns.

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 05/14/2021 - Received mortgage stmt to support XXX payment was made			Compensating Factors: 1. Fico 770 is 50 points greater than 720 minimum program guidelines. 2. Reserves of 20 months exceed 18 month guideline minimum (12 months subject + 6 months investment prop)	5/6/2021	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	632226903	XXX	XXX	1) Missing updated credit report. Credit report in file is dated XXX which is expired. The Note date is XXX
COMMENTS: 05/10/2021 - Received supporting docs

2) Missing signed and dated Profit & Loss covering Jan.-Dec. 2020 for: XXX
COMMENTS: 05/10/2021 - Received e-signed pre-consummation P&L

3) The loan contains errors within one or more TRID disclosure.  Missing explanation letter to borrower and proof of method of delivery for Post Consummation Closing Disclosure dated XXX
								COMMENTS: 05/12/2021 Received subsequent PC CD dated XXX with proof of eDisclosure to borrower.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 10/XXX 2. High credit score 779/788 for borrower/co-borrower	5/4/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	283698033	XXX	XXX	1) Missing source of Earnest Money Deposit in the amount of $XXX wire from XXX.
COMMENTS: 06/19/2021 - Received source of EMD

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/17/2021 Received Wire Instructions

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/22/2021 - Received transaction history to support XXX payment			Compensating Factors: 1. Fico 807 is 107 points greater than 700 mimimum program guidelines. 2. LTV 32.22% is 10.78 less than 43% maximum program guidelines.	6/7/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	411697983	XXX	XXX	1) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 06/22/2021 - Received EMD

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/22/2021 - Received payment history to support XXX payments

3) Missing the following required Federal and/or State Disclosures: Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/22/2021 Received Signed Acknowledgement of Receipt of Appraisal Report

4) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 06/22/2021 Received Seller's CD

5) Credit does not meet guidelines.  Missing documentation to support two of the three repositories are not impacted by frozen credit for the borrower and co-borrower.  Credit report dated XXX and credit supplement XXX reflect both the borrower and co-borrower's file is frozen with XXX and XXX. Guidelines allow frozen credit when only one score is impacted.
COMMENTS: 06/29/2021 - Per Client. LQ Credit Suppl Summary not XXX required.

6) Missing copy of the pre-consummation signed and dated 1040 personal and 1120S business returns for tax years 2018 and 2019.  Copies provided are not signed or dated.
								COMMENTS: 07/02/2021 - Received signed and dated 2018/2019 personal and business			Compensating Factors: 1. Fico 794 is 114 points greater than 680 minimum program guidelines. 2. LTV 62.78% is 17.2% less than 80% maximum program guidelines.	6/8/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	314905292	XXX	XXX	1) Missing pre-consummation verbal verification of employment for each of the borrowers
COMMENTS: 05/17/2021 - Received VVOE for each of the borrowers

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/17/2021 Received Wire Instructions

3) The subject transaction is a Two Close Construction permanent loan. Program maximum loan amount is $1,000,000.00. The subject loan transaction loan amount of $XXX exceeded program maximum loan amount of $1,000.000
COMMENTS: 5/22/21: Documentation rec'd - prop acquired XXX as short sale prior owner. Purchase loan to XXX paid thru transaction and not a construction loan. Home built XXX  Cleared.

4) A payment history is required when >15 days have elapsed since the first payment due date
COMMENTS: 05/17/2021 - Received transaction history to support XXX payment was made

5) The transaction is a two close construction permanent loan. The file does not contain the construction contract between the borrowers and builder as required by section 2.04-B-c of the jumbo guide. No self builds allowed.
COMMENTS: 5/22/21: Documentation rec'd - prop acquired XXX as short sale prior owner. Purchase loan to XXX paid thru transaction and not a construction loan. Home built XXX  Cleared.

6) Missing a copy of the final Certificate of Occupancy for a two close construction permanent loan
COMMENTS: 5/22/21: Documentation rec'd - prop acquired XXX as short sale prior owner. Purchase loan to XXX paid thru transaction and not a construction loan. Home built XXX  Cleared.

7) Missing a copy of the Construction loan Note, CD and draw history of 12 months
COMMENTS: 5/22/21: Documentation rec'd - prop acquired XXX as short sale prior owner. Purchase loan to XXX paid thru transaction and not a construction loan. Home built XXX  Cleared.

8) Missing 1 additional pay stub for the primary borrower and co-borrower to support a full 30 days earnings   ///   5/21/21: The YTD Paystubs provided do not reflect full 30 days of earnings. Missing YTD paystubs reflecting full 30 days of earnings for borrower and co-borrower.
COMMENTS: 05/27/2021 - Received supporting docs  5/21/21: The YTD Paystubs provided do not reflect full 30 days of earnings. Missing YTD paystubs reflecting full 30 days of earnings for borrower and co-borrower.

9) Missing 2018/2019 schedule K 1 for XXX. The 2018/2019 personal tax returns Schedule E indicated that it is a pass-through income with a loss for both years. Loan is subject to income and DTI re-calculation receipt.   ///  UPDATED 5/21/21: Documentation provided is the 1040 Schedule E inputs from the K1 statements and not the actual K1 statements. // UPDATED // 05/27/2021 - Received K1 Statement for XXX (EIN XXX); XXX (EIN  XXX); XXX (EIN XXX); XXX(EIN  XXX); XXX (EIN  XXX) and XXX(EIN  XXX). Missing 2018/2019 schedule K 1 for XXX. The 2018/2019 personal tax returns Schedule E indicated that it is a pass-through income with a loss for both years. Loan is subject to income and DTI re-calculation.
COMMENTS: 06/03/2021 - Received 2018/2019 K1 for XXX. 2019 Final K1 // - // 05/27/2021 - 05/27/2021 - Received K1 Statement for XXX (EIN –XXX); XXX (EIN – XXX); XXX  (EIN – XXX); XXX (EIN –XXX); XXX(EIN – XXX) and XXX (EIN – XXX). Missing 2018/2019 schedule K 1 for XXX The 2018/2019 personal tax returns Schedule E indicated that it is a pass-through income with a loss for both years. Loan is subject to income and DTI re-calculation.  // - // UPDATED 5/21/21: Documentation provided is the 1040 Schedule E inputs from the K1 statements and not the actual K1 statements.

10) Missing a copy of the 2019 Schedule K1 for XXX (EIN  XXX); XXX (EIN  XXX); XXX  (EIN  XXX); XXX (EIN  XXX); XXX (EIN  XXX) and XXX (EIN XXX). These entities are reflected on the 2019 personal tax returns Schedule E. Loan is subject to income and DTI re-calculation receipt. /// UPDATED 5/21/21: Documentation provided is the 1040 Schedule E inputs from the K1 statements and not the actual K1 statements. Still missing the 2019 K1 statements for all entities.
COMMENTS: 05/27/2021 - Received all requsted 2019 K1 // - // UPDATED 5/21/21: Documentation provided is the 1040 Schedule E inputs from the K1 statements and not the actual K1 statements. Still missing the 2019 K1 statements for all entities.

11) Missing 2018/2019 Schedule K1 for XXX (EIN  XXX) and XXX (EIN  XXX). The two entities are reflected on the 2018/2019 personal tax returns Schedule E. Loan is subject to income and DTI re-calculation receipt.  ///  UPDATED 5/21/211: Documentation provided is the 1040 Schedule E inputs from the K1 statements and not the actual K1 statements.  The K1 statements provided are not one in the same as the requested K1 specific to XXX and XXX.  Still missing requested K1 statements. // UPDATED // 06/01/2021 - Received 2019 Schedule K1 for XXX (EIN  XXX) and XXX (EIN  XXX). Missing 2018 Schedule K1 for XXX (EIN  XXX) and 2018 XXX (EIN  XXX) // UPDATED // 06/07/2021  Received 2018 1040 Schedule E inputs from the K1 statements and not the actual K1 statements.  The K1 statements provided are not one in the same as the requested K1. Missing 2018 Schedule K1 for XXX (EIN  XXX) and 2018 XXX (EIN XXX)
COMMENTS: 06/15/2021 - Business did not exist until 2019; therefore, 2018 not required // - //  06/07/2021 – Received 2018 1040 Schedule E inputs from the K1 statements and not the actual K1 statements.  The K1 statements provided are not one in the same as the requested K1. Missing 2018 Schedule K1 for XXX (EIN – XXX) and 2018 XXX (EIN –XXX) // - // 06/01/2021 - Received 2019 Schedule K1 for XXX (EIN – XXX) and XXX (EIN – XXX). Missing 2018 Schedule K1 for XXX (EIN – XXX) and 2018 XXX (EIN – XXX. // - // UPDATED 5/21/211: Documentation provided is the 1040 Schedule E inputs from the K1 statements and not the actual K1 statements.  The K1 statements provided are not one in the same as the requested K1 specific to XXX and XXX

12) Loan aged >15 days from First Payment Date.  Please provide current subject payment history. June payment
								COMMENTS: 06/19/2021 - Received transaction history to support June payment			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 11/XXX 2. High credit score 775/789 for borrower/co-borrower 3. Low DTI of 24.96%	5/7/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	485238347	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/10/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Missing the following required Federal and/or State Disclosures:  CO Civil Union Addendum to Uniform Residential Loan Application for both borrowers - the applications state the borrowers are unmarried.
COMMENTS: 06/24/2021 - Received supporting docs // - //UPDATE:  06/17/2021 Received the same 1003 for XXX that still DOES NOT have the CO Civil Union Addendum.

//UPDATE:  06/10/2021 Received 1003's, however, only XXX 1003 includes the CO Addendum.  STILL NEED CO Addendum to 1003 for XXX
//UPDATE:  05/26/2021 Received only 1 page of a new URLA with box marked.  Need Complete copy of URLA/1003 with Section for Civil Union marked.

//UPDATE:  05/13/2021 Disclosure is required in Colorado under this regulation: Colo. Rev. Stat. §§ 14-15-101 et seq.

//UPDATE:  05/12/2021 Correct, it is not present on the Old URLA which is why a Separate Addendum for CO Civil Union is required.  Condition remains as is.

3) Verbal VOE for co-borrower was not performed prior to loan closing.
COMMENTS: 05/03/2021 - Received pre-consummation VVOE for the co-borrower

4) Missing third party verification of XXX for completed within 10 business days of consummation.// UPDATED // 05/03/2021 - Received post-consummation internet search dated XXX for XXX. Missing pre-consummation 3rd Party Verification for XXX using Business License, CPA Letter or Regulatory Agency
COMMENTS: 05/04/2021 - Received pre-consummation 3rd Party Verification // - // 05/03/2021 - Received post-consummation internet search dated XXX for XXX Missing pre-consummation 3rd Party Verification for XXX using Business License, CPA Letter or Regulatory Agency

5) Missing signed and dated YTD P&L for XXX.// UPATED // 05/03/2021 - Received pre-consummation signed and dated 2019/2020 P&L Statement and pre-consummation signed and dated 2019/2019 and YTD Balance Sheet. Missing pre-consummation signed and dated YTD P&L Statement
COMMENTS: 5/29/21: Client clarifiecation received - unsigned copies acceptable.  Cleared.  //  05/03/2021 - Received pre-consummation signed and dated 2019/2020 P&L Statement and pre-consummation signed and dated 2019/2019 and YTD Balance Sheet. Missing pre-consummation signed and dated YTD P&L Statement

6) Missing the following: 1) signed and dated 2018-2019 1040 tax returns for XXX and 2) signed and dated 2018-2019 1040 returns for XXX.   Copies in the file are unsigned.
COMMENTS: 05/05/2021 - Received pre-consummation signed and dated 2018/2019 tax returns for both borrowers

7) Missing signed and dated 2018-2019 1120S Tax Return for XXX. Copies in the file are unsigned.
COMMENTS: 05/05/2021 - Received pre-consummation signed and dated 2018/2019 1120s business tax returns for XXX

8) Missing proof of liquidation and documented updated balances after penalties from borrowers' IRA accounts to cover cash required to close.  Borrowers have insufficient liquid assets to cover. // UPDATED // 05/3/2021 - Received duplicate asset statements from original. Missing proof of liquidation and documented updated balances after penalties from borrowers' IRA accounts to cover cash required to close.  Borrowers have insufficient liquid assets to cover.
COMMENTS: 05/05/2021 - Received supporting docs // - // 05/3/2021 - Received duplicate asset statements from original. Missing proof of liquidation and documented updated balances after penalties from borrowers' IRA accounts to cover cash required to close.  Borrowers have insufficient liquid assets to cover.

9) Missing CPA letter stating withdrawal from business funds will not negatively impact business.  Borrower used business funds to cover earnest money deposit of $XXX.  Borrower provided a signed letter stating his business does not have a CPA to determine cash flow and stated that the withdrawal will not affect its business.  However, guidelines require a CPA Letter.
COMMENTS: 05/05/2021 - Received supporting docs

10) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/10/2021 - Received payment history to support XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 12/XXX 2. High credit score 802/778 for borrower/co-borrower	4/27/2021	Primary Residence	CO	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	826349274	XXX	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/14/2021 Received Wire Instructions

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/15/2021 - Received transaction history to support XXX payment

3) Missing updated HOI policy. The HOI policy in file expired XXX Renewal policy required
COMMENTS: 06/19/2021 - Received updated HOI policy	Compensating Factors:

1. 801 Credit Score. 81 points above program minimum credit score of 720
2. LTV 68.98% is 11.00% less than 80% maximum program guidelines.
											3. 40.02% DTI. 2.98% below program maximum DTI of 43	6/9/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	727557701	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/19/2021 Received Wire Instructions

2) Missing evidence of the source and transfer of the $XXX EMD funds as referenced in the Purchase Contract, and additional $XXX funds referenced on Purchase Contract totaling $XXX. The total deposit amount is shown as received on the Closing Disclosure dated XXX // UPDATED // 07/22/2021 - Received VOE and 2018 personal tax transcript. Missing evidence of the source and transfer of the $XXX EMD funds as referenced in the Purchase Contract, and additional $XXX funds referenced on Purchase Contract totaling $XXX. The total deposit amount is shown as received on the Closing Disclosure dated XXX // UPDATED // 07/28/2021 - Received seller rebuttal - However, all EMD and Funds into the transaction must be verified
COMMENTS: 08/16/2021 - Received supporting docs // - // 07/28/2021 - Received seller rebuttal - However, all EMD and Funds into the transaction must be verified // - // 07/26/2021 - Received seller comment. However, the purchase agreement and final signed CD reflected total deposits of $XXX. Missing evidence of the source and transfer of the $XXX EMD funds as referenced in the Purchase Contract, and additional $XXX funds referenced on Purchase Contract totaling $XXX // - // 07/22/2021 - Received VOE and 2018 personal tax transcript. Missing evidence of the source and transfer of the $XXX EMD funds as referenced in the Purchase Contract, and additional $XXX funds referenced on Purchase Contract totaling $XXX. The total deposit amount is shown as received on the Closing Disclosure dated XXX

3) Missing VOE from borrower's prior employment with International Decision Systems to determine time frame of employment gap.  Borrower's LOE was provided, however, missing VOE from prior employer.
COMMENTS: 07/23/2021 - Received prior VOE

4) Missing copy of the 2018 personal 1040  tax transcript.  Two years personal tax transcripts are required per guidelines.
COMMENTS: 7/21: transcripts received.

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 7/20: History received. Paid XXX XXX

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history for August
COMMENTS: 08/17/2021 - Received payment history	1) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 07/22/2021 - Client is OK with joint borrower/seller CD // - //UPDATE:  07/21/2021 Although the Seller Paid Fees may be reflected on the Borrower's CD, we need a Seller's Final CD or a Final Settlement Statement to confirm the Seller Paid Fees on the Borrower's CD.

//UPDATE:  07/20/2021 File does not contain the Signed Settlement Agent Closing Disclosure Notice.  Please upload to condition for review.

//UPDATE: 07/19/2021 Received Borrower's CD attached to this condition. WHAT IS NEEDED is the SELLER'S CD OR FINAL SETTLEMENT STATEMENT.	Compensating Factors:

1. 798 FICO Score. 118 points above program minimum credit score of 680
2. 35.65% DTI. 4.35% below program maximum DTI of 43%
											3. 45 months total reserves. 38 months above program minimum reserves requirement of 18 months. 6 months for subject property plus 12 months for 2 investment properties	7/6/2021	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	454478905	XXX	XXX	1) Appraisal indicates "water heater NOT double strapped". Water heater must be double strapped if required by State of NV law.
COMMENTS: 05/13/2021 - Received photos to support that the water heater is double strapped

2) Missing current VOR, cancelled checks or bank statements for address located at XXX to complete housing history.
COMMENTS: 05/13/2021 - Received VOR to support 0x30x24

3) Missing copy(s) of the cancelled checks/wire and account statement to support the $XXX EMD deposit reflected on the Closing Disclosure.
COMMENTS: 05/13/2021 - Received asset statements to support EMD of XXX

4) Missing copy of pre-consummation signed and dated Jan-Dec XXX P&L for XXX.  Copy provided is not signed or dated.
COMMENTS: 05/13/2021 - Received pre-consummation signed and dated P&L for XXX
5) Missing the following required Federal and/or State Disclosures:   Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 05/18/2021 Received recorded Grant, Bargain, Sale Deed and confirmed Vesting.

6) The loan contains errors within one or more TRID disclosure.   Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXXX
COMMENTS: 05/19/2021 Received Final Seller's Settlement Statement

//UPDATE:  05/18/2021 Received a Sellers Settlement Statement, however, it is marked as "Estimated".  Need Final Seller's or Combined Settlement Statement.

7) Missing the following required Federal and/or State Disclosures: Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 05/14/2021 Received Notification that Appraisal was uploaded to borrower on XXX

8) Missing copy of 3rd party verification for the following businesses:  XXX,  XXX
COMMENTS: 05/13/2021 - Received VVOE and SOS for both businesses

9) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 05/13/2021 - Received transaction history to support XXX payment was made	Compensating Factors:

1. Excellent prior mortgage history 0x30 since inception 8/XXX
2. High credit score 776/768  for borrower/co-borrower
											3. 88 months reserves; 82 months > 6 month guidline requirement	5/5/2021	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
9/1/2021	XXX	XXX	427556792	XXX	XXX	1) Missing copy of Initial application signed and dated by borrower.
COMMENTS: 07/02/2021 - Received supporting docs

2) The Notice of Right to Cancel is required on all primary residence transactions and document in file is not dated or signed.
COMMENTS: 07/02/2021 Received fully executed and properly administared Notice of Right to Cancels signed by borrower and non-borrower.

3) Document not properly executed or dated:  Signature Name Affidavits for borrower and co-borrower are not signed or dated.
COMMENTS: 07/02/2021 Recevied Signed and Notarized Signature/Name Affidavits for borrower and non-borrower.

4) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/02/2021 Received Bailee Letter incllusive of wire instructions

5) Document not properly executed or dated:  Customer ID Verification/Patriot Act Disclosure and Initial Escrow Account Disclosure Statement  (documents in file are blank)
COMMENTS: 07/02/2021 Received completed and signed USA Patriot Act Information Form and Signed IEADS matching CD

6) Missing VOE from prior employer (XXX) reflecting dates of employment. Unable to determine employment gap, if any.
COMMENTS: 07/02/2021 - Received supporting docs

7) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 07/02/2021 - Received supporting docs

8) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines. FEMA declared major disaster area on XXX thru XXX due to Severe Storms, Tornadoes and Flooding (4601-DR-TN)
								COMMENTS: 7/19: Disaster Inspection Report received.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 4/XXX 2. High credit score 784 for borrower	6/17/2021	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
9/1/2021	XXX	XXX	705945717	XXX	XXX	1) The Renewal and Extension Exhibit to Deed of Trust on file is missing signatures and/or additional pages.
COMMENTS: 07/12/2021 Received Recorded Deed of Trust with Renewal and Extension Exhibit which is not requierd to be executed and speaks of the borrowers executing the Deed of Trust.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 7/8/21: pmt history recieved shows XXX and XXX paid.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 6/XXX 2. High credit score 805 for borrower	6/23/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	481127499	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 06/16/2021 - Received transaction history to support May and June payment were made

2) Missing full / expanded transaction history for HELOC loan with XXX XXX for last 12 months to support no draws against account.  The transaction history provided reflects payments only, and, the ending balance is increasing.  Unable to determine if any draws occurred in the last 12 months to support transaction as a rate/term refinance.  ///    UPDATED:  6/18/2021: XXX XXX was not originated at the time of subject purchase and not eligible for max 2% funds rule; HELOC draws are incurred debt being paid thru loan. Paying off debt with any portion of the allowable 1% cash-back from a rate/term refinance results in loan being deemed as cash out per guidelines.
								COMMENTS: 06/24/2021 - Received supporting docs // - // 6/18/2021:XXX XXX was not originated at the time of subject purchase and not eligible for max 2% funds rule; HELOC draws are incurred debt being paid thru loan. Paying off debt with any portion of the allowable 1% cash-back from a rate/term refinance results in loan being deemed as cash out per guidelines.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 11/XXX 2. High credit score 783 for borrower 3. Low DTI of 31.74%	5/27/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	372174723	XXX	XXX	1) Missing documentation to support the tax, hazard and HOA obligations for the property located at XXX. DTI to be recalculated to ensure within guidelines.
COMMENTS: 05/15/2021 - Received supporting docs

2) The loan contains errors within one or more TRID disclosure.  Missing explanation letter to borrower or other proof of method of delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 05/14/2021 Received Lender's explanation of changes to CD that are non-material and do not requier an LOE.

3) Final loan application reflects the co-borrower was obligated on a loan which resulted in foreclosure, transfer of title in lieu of foreclosure, or judgment.  Missing documentation supporting what property the legal action was against, and the date the action was fully cleared.  //UPDATE 05/20/2021 Received updated 1003 however it is not signed by the borrowers
COMMENTS: 05/26/2021 - Received signed updated final 1003 // - // //UPDATE 05/20/2021 Received updated 1003 however it is not signed by the borrowers

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 05/15/2021 - Received transaction history to support XXX payment was made	Compensating Factors:
1. Fico 797 is 117 points greater than 680 program minimum
2. DTI 31.7% is 11.3% less than 43% program maximum
											3. 323 months reserves is 317 months greater than 6 months program maximum	5/6/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	903102185	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 7/8/21: payment history rec'd showing XXX pmnt made.

2) Missing third party verification of XXX for XXX dated 10 business days from Note date.
COMMENTS: 7/9/21: Lender verification rec'd dated XXX and 10 days of Note date. Cleared.

3) Missing the following required Federal and/or State Disclosures:  CA Per Diem Interest Disclosure.
								COMMENTS: 07/02/2021 Loan Funded and Disbursed same day on XXX Disclosure not required.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 11/XXX 2. High credit score 783/772 for borrower/co-borrower 3. Low LTV of 60.00%	6/14/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	416455952	XXX	XXX	1) This loan failed TRID 10% fee tolerance. Recording Fee increased on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed thecomparable charges ($XXX) by more than 10% Total amount -$XXX.
COMMENTS: 05/05/2021 Received COC dated XXX  Entered into CE and received a Pass result for all Tolerance Testing.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/05/2021 Received Bailee Letter inclusive of Wire Instructions

3) Missing the following required Federal and/or State Disclosures:  WA Interest Rate Lock Agreement.
COMMENTS: 05/05/2021 Received WA Interest Rate Lock Agreement

4) Missing third party verification of XXX for XXX  and XXX dated within 10 business days of consummation. // UPDATED // 05/05/2021  Received pre-consummation 3rd party verification for XXX. Missing pre-consummation 3rd Party Verification for XXX
COMMENTS: 05/10/2021 - Received 3rd Party for XXX // - /// 05/05/2021 – Received pre-consummation 3rd party verification for XXX. Missing pre-consummation 3rd Party Verification for XXX.

5) Missing signed and dated 2018 and 2019 1065 tax returns and 2018 K1 for  XXX
COMMENTS: 05/05/2021 - Received 2018 K1 for XXX. Less than 25%. Complete business tax returns not required

6) Missing HOA statement for XXX to calculate the DTI correctly.
COMMENTS: 05/05/2021 - Received supporting HOA docs for XXX

7) The existing line of credit being subordinated has been modified.  Per guidelines. restructured mortgage loans through modification is ineligible.
COMMENTS: 05/13/2021 - Received supporting docs

8) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/17/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Fico 771 is 71 points greater than 700 mimimum program guidelines. 2. LTV 70% is 10% less than 80% maximum program guidelines.	4/30/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	959132032	XXX	XXX	1) Missing complete 24 month housing history. Verification of Rent provided reflecting tenant time frame from XXX to XXX however, only the last 12 months were rated. Missing full 24 month history as required by guidelines for a First Time Home Buyer.
COMMENTS: 05/13/2021 - Received VOR

2) Missing copies of the Donor's bank statements from XXX XXX to evidence sufficient funds for the $XXX, and XXX XXX to evidence sufficient funds for the $XXX gift.  File contains copy of borrower's bank statement evidencing receipt of funds, but copies of the donor bank statements are missing.
COMMENTS: 5/20/21: Receoved donor statements showing transfer of funds and sufficient balance for gift monies.

3) Missing complete copy of the 2018 1040 personal tax returns.  A copy of the signed and dated signature page was provided only.
COMMENTS: 04/30/2021 - Received complete 2018 personal tax returns

4) The minimum 5% borrower own funds contribution of $XXX is not met.  Borrower utilizing gift funds totaling $XXX evidenced by gift letters and deposits dated XXX and XXX into borrower's XXX XXX account.  Wire monies dated XXX  from borrower's account to escrow totaling $XXX also provided supporting borrower's personal assets were not used in the down payment/closing costs of the loan.
COMMENTS: 04/27/2021 - Received supporting docs

5) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/25/2021 - Received transaction history to support XXX payment have been made			Compensating Factors: 1. Excellent rental history 0x30 since inception 4/XXX 2. High credit score 776 for borrower 3. Low DTI of 13.62%	4/22/2021	Primary Residence	KY	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	904046079	XXX	XXX	1) Prelim makes reference to co-borrower being deceased. Missing affidavit and transfer deed to support final vesting,
COMMENTS: 06/07/2021 - Received final title policy

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/07/2021 Received Wire Instructions.

3) Missing the following required Federal and/or State Disclosures:  Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/07/2021 Received Acknowlegement of Receipt of Appraisal Report.

4) Missing the following required Federal and/or State Disclosures:  NY Application Disclosure and NY Escrow Account Disclosure AKA NY Real Property Insurance Escrow Account Disclosure
COMMENTS: 06/07/2021 Received NY Application Disclosure and NY Escrow Account Disclosure AKA NY Real Property Insurance Escrow Account Disclosure

5) Missing proof of taxes and insurance and HOA fee  for property located at XXX. // UPDATED // 06/07/2021  Received occupant ledger and seller comment indicating that the borrowers does not have homeowner insurance and that tax and hoa fees are paid. Missing signed letter from the borrower indicating no homeowner insurance, copy of the annual property tax statement and HOA statement to support the monthly payment reflected on the ledger.
COMMENTS: 06/22/2021 - Received supporting docs // - // 06/07/2021 – Received occupant ledger and seller comment indicating that the borrowers does not have homeowner insurance and that tax and hoa fees are paid. Missing signed letter from the borrower indicating no homeowner insurance, copy of the annual property tax statement and HOA statement to support the monthly payment reflected on the ledger.

6) Missing proof of taxes and insurance and HOA fee for property located at XXX // UPDATED // 06/07/2021  Received occupant ledger and seller comment indicating that the borrowers does not have homeowner insurance and that tax and hoa fees are paid. Missing signed letter from the borrower indicating no homeowner insurance, copy of the annual property tax statement and HOA statement to support the monthly payment reflected on the ledger.
COMMENTS: 06/22/2021 - Received supporting docs // - // 06/07/2021 – Received occupant ledger and seller comment indicating that the borrowers does not have homeowner insurance and that tax and hoa fees are paid. Missing signed letter from the borrower indicating no homeowner insurance, copy of the annual property tax statement and HOA statement to support the monthly payment reflected on the ledger.

7) Missing proof of taxes and insurance and HOA fee for property located atXXX.// UPDATED // 06/07/2021  Received occupant ledger and seller comment indicating that the borrowers does not have homeowner insurance and that tax and hoa fees are paid. Missing signed letter from the borrower indicating no homeowner insurance, copy of the annual property tax statement and HOA statement to support the monthly payment reflected on the ledger.
COMMENTS: 06/22/2021 - Recevied supporting docs // - // 06/07/2021 – Received occupant ledger and seller comment indicating that the borrowers does not have homeowner insurance and that tax and hoa fees are paid. Missing signed letter from the borrower indicating no homeowner insurance, copy of the annual property tax statement and HOA statement to support the monthly payment reflected on the ledger.

8) Missing Verbal VOE for co-borrower within 10 days of closing. Verbal VOE in file completed XXX Note date XXX
COMMENTS: 06/07/2021 - Received VVOE for the co-borrower dated XXX

9) Missing borrower's signature and date on the Balance Sheet  for Jan-Dec XXX for XXX.
COMMENTS: 5/29/21: Client clarification received. Unsigned/dated copy acceptable.

10) Missing borrower's signature on the Balance Sheet dated Feb XXX for XXX
COMMENTS: 5/29/21: Client clarification received - unsigned/dated copies acceptable.

11) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/07/2021 - Received transaction history to support XXX payment was made

12) Missing copy of current lease agreement for property at XXX Rents were used to qualify.  If excluded, debt ratio exceeds 43.00% maximum (QM). // UPDATED // 06/07/2021  Received seller comment that Schedule E was used to qualify. Per program guideline, a fully executed lease agreement must be in file for investment property with rental income used in qualifying income.
COMMENTS: 6/18/21: Lease received.  Cleared  ///   06/07/2021 – Received seller comment that Schedule E was used to qualify. Per program guideline, a fully executed lease agreement must be in file for investment property with rental income used in qualifying income.

13) Missing copy of fully executed Authorization to close Line of Credit with XXXX account ending XXX HELOC is 2nd lien on subject property. Demand reflects payoff of $XXX and amount is not reflected on the final Closing Disclosure.  Additionally, Authorization document provided is not executed.  Unable to determine if HELOC is fully paid/closed.
								COMMENTS: 06/07/2021 - Received fully executed Authorization to Close Line of Credit thru XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/XXX 2. High credit score 778/764 for borrower/co-borrower 3. Low LTV of 64.24%	5/26/2021	Primary Residence	NY	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	247443765	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Written List of Service Providers with proof issued within 3 business days of application.
COMMENTS: 06/23/2021 Received Services You Can Shop for dated XXX

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/23/2021 Received Wire instructions

3) Missing the following required Federal and/or State Disclosures:  Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/23/2021 Received Signed Acknowledgement of Receipt of Appraisal Report

4) Missing Verification of Rent to complete full 24 month housing history.  Missing housing history/ payments from XXX to XXX for prior residence at XXX.  Any of the following documents are acceptable: institutional VOR; letter and rating from a property management company; copies of canceled checks (front and back); or a credit supplement for a rental rating. Third-party verification or copies of cancelled checks are required for private party verification.
COMMENTS: 06/25/2021 - Received VOR

5) Missing required funds to close $XXX reflected on the Final CD/HUD1 and 6 months reserves $XXX
COMMENTS: 06/25/2021 - Asset documents in file

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/25/2021 - Received payment history

7) Missing copy of the 2020 IRS transcripts.  Copies of the 2019 and 2020 W2s were provided, missing 2020 transcript.
COMMENTS: 07/01/2021 - Received 2020 transcript

8) Loan aged >15 days from First Payment Date.  Please provide current subject payment history for XXX
COMMENTS: 07/22/2021 - Received payment history to evidence XXX payment	1) Missing Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 07/16/2021 Received Deed of Correction and email reflecting it will be recorded by end of next week.

//UPDATE:  06/28/2021 Received Same Deed and Bargain and Sale Document.  Condition remains as updated on XXX

//UPDATE: 06/26/2021 Vesting on Deed and Bargain and Sale document received does not match Vesting on Deed of Trust in file. Deed of Trust reflects borrower and non-borrower are both "Unmarried" and Deed and Bargain and Sale reflects they are Husband and Wife. 1003 Loan Application for Borrower also reflects "Unmarried".	Compensating Factors:

1. Fico 765 is 85 points greater than 680 minimum program guidelines.
2. DTI 29.12 is 13.9% less than 43% maximum program guidelines.
											3. 23 months total reserves. 17 months above program reserves requirement of 6 months	6/17/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	772877804	XXX	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/06/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Missing Verification of Employment from co-borrowers prior employment with XXX.  Unable to determine Employment Gap, if any.  File contains multiple W2 statements for year 2020 from XXX. XXX, XXX and XXX.  Missing employment periods and related VOE documentation to complete full 24 month employment period.
COMMENTS: 7/19/21: Prior VOE and borrower LOE provided.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 7/7/21: received payment history; XXX paid.

4) Final Closing Disclosure dated XXX reflects a principal curtailment. Principal curtailments are ineligible per jumbo guidelines.
COMMENTS: 7/12/2021: Client clarification recevied.	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX the Escrow Account Section on page 4 is completed incorrectly. There is no Escrow on this account and Box choice for either "you declined it" or "your lender does not offer one" must be marked. Additionally, the Estimated Property Section Costs over Year 1 does not have an amount included. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting Escrow box correctly marked that there will not be an escrow account, as well as the Estimated Property Costs over Year 1 amount included.
COMMENTS: 07/21/2021 Received email to borrower explaining error.

									//UPDATE: 07/16/2021 Received PC CD dated XXX with Escrow Account Section completed on page 4, however, MISSING letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 785/805 for borrower/co-borrower 3. Low LTV of 64.66%	6/30/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	221301353	XXX	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/07/2021 Received Wire Instructions

2) Missing copies of lease agreements for XXX. The yearly HOA dues is reflected on the 2018/2019 Schedule E Other Expenses Attachment
COMMENTS: 06/15/2021 - Received signed lease agreement.

3) Missing a copy of the Verification of Rent for current residence located at XXX of 4 months and prior Verification of Rent located at XXX of 3 year. VOR to support a 0x30x24. If the borrowers is renting from a private landlord, cancelled checks and/or bank statement are required // UPDATED // 06/15/2021 - Received VOR for XXXX. Missing a signed letter from the borrowers regarding gap of housing history from XXX to XXX. The provided VOR indicated last day of residency on XXX for XXX and new lease started on XXX for XXX // 06/29/2021 - Received revised VOR. Missing updated final signed 1003 to reflect correct 24 months housing history. In addition, missing a signed letter from the borrowers regarding XXX of 3 years
COMMENTS: 7/7/21: Rec'd updated 1003 and VOR 4 mo residence same address different unit  ///  06/29/2021 - Received revised VOR. Missing updated final signed 1003 to reflect correct 24 months housing history. In addition, missing a signed letter from the borrowers regarding XXX of 3 years // - // 06/15/2021 - Received VOR for XXX and XXX. Missing a signed letter from the borrowers regarding gap of housing history from XXX to XXX. The provided VOR indicated last day of residency on XXX for XXX and new lease started on XXX for XXX

4) Missing documentation to support that the following property is free and clear from all liens: XXX. Loan is subject to debts and DTI re-calculation upon receipt // UPDATED // 06/15/2021 - Received property tax and hoa docs for XXX. Missing documentation to support that the following property is free and clear from all liens: XXX
COMMENTS: 06/29/2021 - Received supporting docs // - // 06/15/2021 - Received property tax and hoa docs for XXX. Missing documentation to support that the following property is free and clear from all liens:XXX

5) Missing a copy of the monthly HOA statement for XXX. Loan is subject to debts and DTI re-calculations
COMMENTS: 06/15/2021 - Received hoa dues for XXX
6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 06/19/2021 - Received transaction history to support XXX payment was made			Compensating Factors: 1. Fico 760 is 30 points greater than 720 minimum program guidelines.	6/4/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	661653307	XXX	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 3, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 07/16/2021 Received full copy of Deed of Trust inclusive of Legal Description

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/19/2021 Received Wire Instructions

3) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form completed prior to earliest esign event for both borrowers.
COMMENTS: 07/19/2021 Received Lender's report reflecting both borrower's eConsents on XXX

4) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 07/19/2021 Received Privacy Policy

5) Missing copy of the XXX account ending XXX evidencing the $XXX Earnest Money Deposit reflected on the final Closing Disclosure.  ///  UPDATED 7/19/2021: Received copy of cancelled check from XXX, however, statement required to support the EMD funds were derived from borrower's own assets.
COMMENTS: 07/22/2021 - Received supporting docs // - // 7/19/2021: Received copy of cancelled check from XXX, however, statement required to support the EMD funds were derived from borrower's own assets.

6) Missing two months most recent asset statements, all pages evidencing loan proceeds from sale of departing residence.  Subject to re-calculation of closing funds and reserves.  Unable to determine if sufficient funds available, asset statements were no provided.  ///  UPDATED 7/19/2021:  Purchase contract and CD received, however, still missing evidence/documentation to support where the sale proceeds were deposited.  Sale proceeds were used in the down payment/closing costs calculation and must be fully documented.
COMMENTS: 08/02/2021 - Received supporting docs // - // 7/19/2021:  Purchase contract and CD reveived, however, still missing evidence/documentation to support where the sale proceeds were deposited.  Sale proceeds were used in the down payment/closing costs calculation and must be fully documented.

7) Missing copy of the most recent YTD paystub for borrower and co-borrower.  Written VOE's provided, and acceptable when accompanied by a minimum of one paystub dated within 30 calendar days of the application date, per guidelines.
COMMENTS: 7/19/21: paystubs received both borrowers.

8) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 7/19/21: History received; paid XXX XXX			Compensating Factors: 1. 766 credit score; 66 points above program minimum credit score of 700. 2. DTI 26.53%; 16.5% less than 43% program maximum.	7/2/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	240916371	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 07/19/2021 Received Recorded Deed and confirmed Vesting

//UPDATE:  07/16/2021 Received a Deed to XXX.  This Transaction is for XXX.  Condition remains as is.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/16/2021 Received Wire Instructions

3) Electronic Consent/eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 07/16/2021 Received Lender's report reflecting borrower's eConsent on XXX

4) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 07/16/2021 Received Privacy Policy

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 7/19: History received. Paid XXX XXX

6) Missing copy of lender's verbal VOE dated within 10 business days of the Note date.  Current copy is dated XXX and exceeds 10 business days of the Note date of XXX
								COMMENTS: Received Equifax VOE dated XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/2005 2. High credit score 791 for borrower 3. 14.910% DTI. 28.09% below program maximum DTI of 43%	6/30/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	526066078	XXX	XXX	1) Missing 2019 Tax Transcripts. File only contains 2018 transcripts.// UPDATED // 05/10/2021 - Received record of account for 2019 tax transcript with a result of no record found. Missing 2019 Tax Transcripts (please try re-running it again) //UPDATE 05/20/2021 - received record of account for 2019 no record found and the 2017/2018 transcripts - missing 2019 tax transcripts // UPDATED // 05/22/2021 - Received seller request for exception review. File will be escalated when all open conditions are addressed
COMMENTS: 7/15/21:  Client clarification - COVID overlay for 4506C -rate lock prior to 3/25/21.  /// UPDATED // 05/22/2021 - Received seller request for excetion review. File will be escalated when all open conditions are addressed // - // //UPDATE 05/20/2021 - received record of account for 2019 no record found and the 2017/2018 transcripts - missing 2019 tax transcripts

2) The interested party contribution equals XXX% ($XXX = Seller $XXX + $XXX+ Realtor $XXX).  The maximum allowed per guidelines is 3%. // UPDATED // 05/22/2021 - Received seller comment regarding $XXX cost of loan credit. However, the interested party contribution equals XXX%. $XXX from Realtor Credit and Seller Credit of $XXX. The maximum allowed per guidelines is 3%.
COMMENTS: 7/19/2021: Client clarification received.  Cleared.  ///  05/22/2021 - Received seller comment regarding $XXX cost of loan credit. However, the interested party contribution equals XXX%. $XXX from Realtor Credit and Seller Credit of $XXX. The maximum allowed per guidelines is 3%.

3) A payment history is required when >15 days have elapsed since the first payment due date.
								COMMENTS: 05/26/2021 - Received transaction history to support XXX payment was made				5/5/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
9/1/2021	XXX	XXX	934993510	XXX	XXX	1) Missing a copy of the pre-consummation verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the primary borrower with XXX
COMMENTS: 07/02/2021 - Received supporting docs

2) Missing a copy of the pre-consummation signed and dated 2018 1business tax returns for XXX. The provided copy is not signed or dated.
COMMENTS: 06/22/2021 - Received signed 2018 business tax returns for XXX
3) Missing Lender's Wire Instructions for AIG Purchase from Lender.
COMMENTS: 06/08/2021 Received Wire Instructions

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/28/2021 - Received XXX payment	Compensating Factors:

1. 28.35% DTi. 14.65% below program maximum DTI of 43%
2. 779 Credit Score. 59 points above program minimum credit score of 720
											3. 87 months total reserves. 69 months above program reserves requirement of 18 months. 12 months for subject property and 6 months for 1 investment property	6/6/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	649782678	XXX	XXX	1) Missing Grant/Warranty Deed to Confirm Vesting on Mortgage.
COMMENTS: 08/09/2021 Received Statutory Warranty Deed and confirmed Vesting.

2) The loan contains errors within one or more TRID disclosure.  Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 08/09/2021 Received Seller's CD

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 08/06/2021 Received Wire Instructions

4) Electronic Consent/eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/eSign Form completed prior to earliest esign event.
COMMENTS: 08/06/2021 Received Lenders report reflecting Electronic Consent on XXX

5) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 08/06/2021 Received Privacy Policy

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 08/09/2021 - Received payment history

7) Missing copy of 2020 and 2021 P&L and Balance Sheet for borrower's schedule "C" business.  Documentation required regardless of whether business income is being considered for qualifying as reflected in guidelines.
COMMENTS: 08/10/2021 - Received supporting docs

8) Missing copy of lender's Fraud tool report (ie XXX).
								COMMENTS: 08/09/2021 - Received XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 2/XXX 2. High credit score 795 for borrower 3. 34.58% DTI. 8.42% below program maximum DTI of 43%	8/4/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	485669208	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 06/07/2021 Received Wire Instructions

2) Missing source of Earnest Money Deposit in the amount of $XXX XXX XXX  and evidence of transfer to the closing agent.
COMMENTS: 06/13/2021 - Received supporting docs

3) Missing PUD box and HOA amount on the appraisal.  DTI to be recalculated to ensure guidelines are met.
COMMENTS: 06/13/2021 - Received supporting docs

4) The re-calculated income of $XXX resulted in a new DTI of XXX which exceeded program guideline maximum DTI of 43%. The 2018/2019 personal tax returns Schedule D reflected a 2 years total loss of $XXX divide by 24 months equate a loss of $XXX. Per Income Analysis Individual Tax Returns section of the program guide, Capital Gain and Losses from Schedule D that consistently shows a loss, must be deducted from the total income.// UPDATED // 06/13/2021  Received updated 1003 and 1008 that reflects $XXX loss from schedule D. However, page 10 of the 2018 personal tax reflected a loss of $XXX on Schedule D loss of $XXX and page 11 of the 2019 personal tax returns reflected a loss of $XXX on Schedule D which equates to a monthly income loss of $XX. There are no documenation in file to support the exclusion of the monthly Schedule D loss of $XXX // UPDATED // 06/19/2021  Received updated 1008 that reflected Interest and Dividend income. Missing updated final 1003 to reflect Interest and Dividend income used.
COMMENTS: 06/25/2021 - Received supporting docs // - // 06/19/2021 – Received updated 1008 that reflected Interest and Dividend income. Missing updated final 1003 to reflect Interest and Dividend income used.  // - // 06/13/2021 – Received updated 1003 and 1008 that reflects $XXX loss from schedule D. However, page 10 of the 2018 personal tax reflected a loss of $XXX on Schedule D loss of $XXX and page 11 of the 2019 personal tax returns reflected a loss of $XXX on Schedule D which equates to a monthly income loss of $XXX. There are no documenation in file to support the exclusion of the monthly Schedule D loss of $XXX

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 06/14/2021 - Received transaction history to support XXX payment was made	Compensating Factors:

1. 785 credit score. 65 points above program minimum credit score of 720
2. 286 months total reserves. 274 months above program minimum reserves requirement of 12 months
											3. Excellent mortgage payment. 0x30 since inception in 09/XXX	6/4/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	996319578	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 08/05/2021 Received Special Warranty Deed and confirmed Vesting.

2) This loan failed TRID zero fee tolerance.  Missing Loan Estimate dated XXX as reflected in the Disclosure Tracking Summary and the Change of Circumstance reflecting the Rate Lock of XXX resulting in the below TRID tolerance violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2 This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 08/04/2021 Received LE dated XXX

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 08/04/2021 Received Wire Instructions

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 8/4/21: History received. Paid XX XX

5) Missing evidence of 12 current months cancelled checks and/or bank statements for rental verification when borrowers is renting from a private landlord. Program guideline section 7.16
COMMENTS: 8/4/21: Documentation provided - verbal agreement rent from family - transfer history provided; Prior mortgage/residence rates credit from XXX to XXX (1st) and  XXX to XXX (2nd) as agreed.  Meets rent free guideline.

6) Missing a copy of the HUD Proof of Sale for property located at XXX to support that the XXX HELOC had been paid off. In addition, the HUD Proof of Sale must support the large deposit of $XXX on XXX into the XXX account ending in XXX
COMMENTS: 8/4/21: Final HUD1 received. Cleared.

7) HOA certification from Management Association is missing.  Subject property is a PUD per appraisal report.  There is no verification that the subject property meets underwriting requirements for PUD projects in accordance with lender guidelines.
COMMENTS: 08/05/2021 - Received project classification

8) Missing evidence of transfer and receipt of Earnest Money Deposit from the closing agent for the amount of $XXX
COMMENTS: 08/05/2021 - Received evidence of EMD

9) Missing a copy of the XXX or XXX report
								COMMENTS: 08/05/2021 - Received fraud report			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 12/XXX 2. High credit score 774 for borrower 3. 32.59% DTI. 10.41% below program maximum DTI of 43%	8/2/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	951243367	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 6/18/21: History received supporting XXX paid. Cleared.

2) Missing proof of homeowners insurance for mobile home located at XXX   ///  UPDATED 6/18/21:  Received unsigned LOE.  Missing signed LOE from borrower regarding ownership for property at XXX
COMMENTS: 06/25/2021 - Received signed LOE // - // 6/18/21:  Received unsigned LOE.  Missing signed LOE from borrower regarding ownership for property at XXX

3) Missing copy of pre-consummation signed and dated YTD 2020 P&L statement for XXX. The P&L provided is signed but not dated.
COMMENTS: 5/29/21: Client clarification received. Unsigned/dated copies acceptable.

4) Missing copy of pre-consummation signed and dated YTD 2020 Balance sheet for XXX  ///  UPDATED 5/29/21: Unsigned/dated copy acceptable. Missing YTD 2020 Balance Sheet forXXX
COMMENTS: 7/14/21: Balance Sheet received.  Cleared.  ///  5/29/21: Unsigned/dated copy acceptable. Missing YTD 2020 Balance Sheet for XXX
5) Missing signed and dated 2018 personal 1040s and 1065 partnership tax returns.  Copies provided are signed, but not dated. // UPDATED // 06/25/2021 - Received signed and dated 2018 personal and business tax returns. However, the date reflected on the 2018 tax returns are in 2019. Missing pre-consummation signed and dated 2018 personal 1040s and 1065 partnership tax returns
COMMENTS: 06/28/2021 - Received sufficient documentation // - // 06/25/2021 - Received signed and dated 2018 personal and business tax returns. However, the date reflected on the 2018 tax returns are in 2019. Missing pre-consummation signed and dated 2018 personal 1040s and 1065 partnership tax returns

6) Missing verification of XXX within 30 days of closing. Verification completed on XXX and XXX Both dates expired before Note date of XXX  ///  6/18/21: Received copy of business license dated after date of consummation. Missing copy of lender's verification of XXX dated prior to and within 30 days of the Note date.
COMMENTS: 06/22/2021 - Received supporting docs // - // 6/18/21: Received copy of business license dated after date of consummation. Missing copy of lender's verification of self-employment dated prior to and within 30 days of the Note date.

7) This loan failed TRID zero fee tolerance.  Appraisal Fee increased on Loan Estimate dated XXX and Escrow Waiver Fee increased on Closing Disclosure dated XXX both without a Valid Change of Circumstance resulting in the below TRID tolerance violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 07/02/2021 Received Valid COC for Appraisal Fee.  Entered into CE and received a Pass result for all Tolerance Testing.

//UPDATE:  06/11/2021 Received COC for Increase in Escrow Waiver Fee on XXX however, STILL MISSING COC for Appraisal Fee increase on XXX resulting in the below upsated TRID Tolerance Violation.
Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX

8) Missing Lender's Wire Instructions for XXX Purchase from Lender.
								COMMENTS: 06/17/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 2/XXX 2. High credit score 815 for borrower 3. Low LTV of 45.14%	5/19/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	840395912	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/23/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
								COMMENTS: 7/19/21: Rec'd payment history; paid XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 2/XXX 2. High credit score 808/809 for borrower/co-borrower 3. Low LTV of 59.80%	7/9/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	348056209	XXX	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 06/27/2021 - Recevied payment history

2) Missing updated HOI policy. The HOI policy in file expired XXX Renewal policy required
COMMENTS: 06/29/2021 - Received renewal policy

3) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines. FEMA declared Major Disaster Area on XXX thru XXX due to Severe Storms, Tornadoes and Flood (4601-DR-TN)   /// UPDATED 7/6/2021: Borrower attestation received. Missing lender's determination whether 442 required.   ///  UPDATED  7/7/2021:  Missing lender's determination whether 442 required.  Borrower attestation meets 1/2 of requirement.
COMMENTS: 713/21: Lender response received. Cleared. /// 7/7/2021: Missing lender's determination whether 442 required. Borrower attestation meets 1/2 of requirement. /// 7/6/2021: Borrower attestation received. Missing lender's determination whether 442 required.	Compensating Factors:

1. Excellent mortgage history 0x30 since inception 7/XXX
2. High credit score 768  for borrower
3. 59 months reserves; 53 months > 6 month program minimum
											4. 36.92% DTI. 6.08% below program maximum DTI of 43%	6/4/2021	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
9/1/2021	XXX	XXX	149340065	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 07/28/2021 Received Warranty Deed and confirmed Vesting.

//UPDATE:  07/23/2021 Received Recorded Mortgage attached to this condition.  WHAT IS NEEDED is the Grant Deed to confirm the Vesting on the Mortgage.

2) Missing the following required Federal and/or State Disclosures: Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 07/23/2021 Received Seller's CD

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/28/2021 Received Bailee Letter inclusive of Wire Instructions.

4) Missing evidence the sale proceeds of XXX were received by escrow, and seller proceeds of XXX were received by borrower/deposited into borrower's account as reflected on Sale HUD1 of departing residence.
COMMENTS: 07/23/2021 - Received seller CD.

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 07/22/2021 - Received payment history to evidence XXX payment	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX there is an escrow waiver fee on page 2, however, this fee is not included under Escrow Waiver section on page 4. Need Post Consummation CD with explanation letter to borrower and proof of method of delivery reflecting escrow waiver fee included on page 4 or escrow waiver fee removed from page 2.
COMMENTS: 08/04/2021 Received email to borrower dated XXX reflecting Escrow Waiver fee added to page 4 of CD.

//UPDATE:  08/02/2021 Received an email, however, it is not dated and it does not provide an accurate explanation of the change that occurred on the PC CD.  Email states "you delined escrow" was not marked, however, PC CD added the Escrow Waiver Fee on page 4.  NEED accurate explanation letter to borrower for PC CD dated XXX

									//UPDATE: 07/28/2021 Received PC CD dated XXX with Escrow Waiver Fee on page 4, however, MISSING Explanation Letter to borrower and/or Proof of Method of delivery to borrower.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 4/XXX 2. High credit score 794/798 for borrower/co-borrower 3. Low LTV of 63.80%	7/12/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	250196050	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/22/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 08/02/2021 - Received payment history

3) Missing Lender's verbal verification of XXX within 10 calendar days prior to the Note Date for the borrower's business XXX, and the co-borrower's business: XXX(sch C).  Copies provided are dated XXX and exceed 10 days from Note date of XXX
COMMENTS: 08/02/2021 - Received Lender VVOE

4) Missing copy of lender's verification of borrower's identity.  Credit report reflects Fraud Alert for borrower (XXX).
								COMMENTS: 08/02/2021 - Processort confirming identity			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 5/XXX 2. High credit score 814/819 for borrower/co-borrower	7/12/2021	Primary Residence	KS	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
9/1/2021	XXX	XXX	923280481	XXX	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/28/2021 Received Bailee Letter inclusive of Wire instructions.

2) Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements. // UPDATED // 07/28/2021 - Received copy of the Trust Cert. Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements.
COMMENTS: 8/3/21: Document received.  Cleared.  // 07/28/2021 - Received copy of the Trust Cert. Missing copy of the attorney’s opinion letter or a lender’s legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX orXXX and any applicable state requirements.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 07/21/2021 - Received evidence of XXXt payment

4) Missing YTD paystub for borrower for employer: XXX.  Written VOE provided, however, must be accompanied by minim of one paystub dated within 30 days of application date per guidelines.
COMMENTS: 7/28/21: Income not used to qualify.  Cleared.

5) Missing VOE for co-borrower within 10 days of closing for employer with XXX or documentation to support XXX is one in the same as XXX
COMMENTS: 7/28/21: Documentation received. Cleared.	1) Missing the following required Federal and/or State Disclosures: The Notice of Right to Cancel was not completed properly: The property is held in Trust; the Notice of Right to Cancel was not acknowledged by the Co-Trustees as Trustees, only as Individuals. Need new rescission period extended with proof of receipt, acknowledged by the co-Trustees as Trustees. The new rescission period is for three business days not including Sundays and Holidays from date of Co-Trustees' receipt.
									COMMENTS: 07/28/2021 Received re-opened Notice of Right to Cancels for both borrowers eSigned Individually and as Trustee and accurately administered.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception 2/XXX 2. High credit score 791/767 for borrower/co-borrower 3. Low LTV of 64.01%	7/12/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
9/1/2021	XXX	XXX	769654308	XXX	XXX	1) Missing YTD P&L for co-borrower's income-Real Estate Broker.
COMMENTS: 07/26/2021 - Received YTD P&L

2) Missing Verification of Employment for co-borrower within 30 days of closing from XXX. VOE completed XXX is expired. Note date is XXX.
COMMENTS: 07/26/2021 - Received VVOE

3) Missing the following required Federal and/or State Disclosures:  Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 07/23/2021 Received Warranty Deed and confirmed Vesting.

4) Missing the following required Federal and/or State Disclosures: Signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 07/28/2021 Received Signed explanation that CD was from Title and only a DRAFT.

//UPDATE:  07/23/2021 Received CD dated XXX attached to this condition, however, it does NOT explain the CD in file reflecting Date Issued of XXX and missing other key data elements.  NEED Lender's Signed Explanation as to who issued this CD, for what purpose it was issued and most specifically that it was not provided to the borrower(s).

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 07/23/2021 - Received payment history to support XXX payment

6) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 07/23/2021 Received Bailee Letter inclusive of Wire Instructions

7) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form completed prior to earliest esign event for both borrower's.
COMMENTS: 07/23/2021 Received eConsents for both borrowers each dated XXX

8) Missing the following required Federal and/or State Disclosures:  Notice of Special Flood Hazard signed by borrowers (one in file is unsigned)
COMMENTS: 07/23/2021 Received eSigned Notice of Special Flood Hazard Disclosure (see 3rd Party Products).

9) Missing a copy of the Lender Condo Warranty Form
COMMENTS: 8/3/21: Warranty form received.

10) Missing an updated HOA Master policy. The policy in file expired on 05/18/2021. Renewal policy required
								COMMENTS: 8/3/21: Updated master policy received.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 12/XXX 2. High credit score 799/812 for borrower/co-borrower	7/16/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1